ANNUAL REPORT
                                  JUNE 30, 1997

                                    TAX-FREE
                                   MONEY FUND

                               CALIFORNIA TAX-FREE
                                   MONEY FUND

                                  OHIO TAX-FREE
                                   MONEY FUND

                                FLORIDA TAX-FREE
                                   MONEY FUND

                              TAX-FREE INTERMEDIATE
                                    TERM FUND

                                  OHIO INSURED
                                  TAX-FREE FUND
Countrywide Investments


COUNTRYWIDE TAX-FREE TRUST
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999

Shareholder Services
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050

BOARD OF TRUSTEES
Angelo R. Mozilo, Chairman
Robert H. Leshner, President
Donald L. Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Tax-Free Trust.

LETTER FROM THE CHAIRMAN
===============================================================================
Photo of Chairman Angelo R. Mozilo

Dear Shareholders:

Welcome to the Countrywide Family. The recent acquisition of Midwest Group by Countrywide is cause for celebration within both organizations.

Midwest Group's experienced management team, reputation for excellence, and strong customer relationships significantly enhance Countrywide's long-term commitment to being a leading provider of financial services.

In turn, Countrywide offers this excellent team an atmosphere of innovative technology, industry leadership, and dynamic organization. It is a blending of talents and abilities that will position our newly expanded Countrywide family for leadership into the twenty-first century.

Countrywide Home Loans is the nation's leading independent residential mortgage lender and servicer. Our loan servicing operation now serves more than 1.5 million homeowners. With nearly 400 offices, Countrywide employs over 6,000 individuals across the United States. In addition to first lien prime and subprime mortgages and home equity loans, a variety of other financial products and services augments our mortgage lending and servicing operations including insurance products, credit cards, and now investments.

Countrywide Investments adds a critical component to Countrywide's strategic business plan. While mortgage lending is Countrywide's core business, we believe diversification of financial products and services will provide greater customer retention and enhanced customer service.

In addition to the quality and performance you've come to expect in meeting your investment needs, we think you will be pleased with the additional opportunities Countrywide offers. Again, welcome to the Countrywide family.

Sincerely,

/s/Angelo R. Mozilo
Angelo R. Mozilo
Chairman

LETTER FROM THE PRESIDENT
===============================================================================
Photo of President, Robert H. Leshner

Dear Fellow Shareholders:

We are pleased to present the audited annual report for the Countrywide Tax-Free Trust for the fiscal year ended June 30, 1997.

As you may already have noticed, our name and look have changed. We are answering the phone as Countrywide Investments, and your statement bears the Countrywide brand. Our Funds are now listed under the Countrywide name in local and national newspapers, magazines and other publications.

Countrywide has a long-term commitment to be a leading provider of financial services. It views the acquisition of Midwest Group as an opportunity to offer a broader variety of financial products and services to complement its residential lending and servicing operations. If we can be of assistance to you with your home loan needs, please don't hesitate to call us at 800-586-9150, our hotline number especially for Countrywide Investments shareholders.

As a result of these exciting changes, we now have access to Countrywide's broad managerial, financial and technological resources. These tools will help us to ensure that we continue to develop and deliver quality investment products and services to help meet your financial goals.

What has not changed is the Funds' management team and the investment strategies employed by the Funds. We remain committed to providing you with the same level of quality service to which you are accustomed.

Economic growth continued during the past year, marked by strong employment gains and record levels of consumer confidence. More important to the bond market, however, is that inflation remained subdued. Typically, strong economic growth causes inflation to increase, hurting the value of bonds. But the Federal Reserve Board, under the leadership of Alan Greenspan, has been able to hold inflation at bay while maintaining economic growth. Thanks to these factors, interest rate trends were favorable in the past year, which benefited the tax-free market including Countrywide's Funds.

We believe that the economy will continue to grow with few inflationary threats. The bond market will likely experience some volatility, but the promising outlook for inflation should remain in place. The dramatic reduction in the federal deficit as well as the recent budget agreement also should help the bond market in the second half of 1997.

The Tax-Free Money Fund and the state-specific money funds serving the Ohio, Florida and California markets continue to offer stable, tax-free income. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund offer competitive tax-free yields for investors with a longer-term orientations.

Countrywide Investments remains committed to providing conservative, high-quality opportunities to help investors meet their financial goals. Our success can be attributed to the support of shareholders like you. We thank you for your continued confidence and look forward to serving your investment needs in the years to come.

Sincerely,

/s/Robert H. Leshner
Robert H. Leshner
President

MANAGEMENT DISCUSSION AND ANALYSIS
Tax-Free Intermediate Term Fund
Ohio Insured Tax-Free Fund
===============================================================================

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. For the fiscal year ended June 30, 1997, the Fund's total returns (excluding the impact of applicable sales loads) were 6.19% and 5.49% for Class A shares and Class C shares, respectively. The yield for the Fund's Class A shares at June 30, 1997 was 4.31%, which is equivalent to a taxable yield of 7.14%, and the yield for the Fund's Class C shares was 3.65%, which is equivalent to a taxable yield of 6.04%, assuming the maximum federal income tax bracket for individuals.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 1997, the Fund's total returns (excluding the impact of applicable sales loads) were 7.36% and 6.65% for Class A shares and Class C shares, respectively. The yield for the Fund's Class A shares at June 30, 1997 was 4.81%, which is equivalent to a taxable yield of 8.61%, and the yield for the Fund's Class C shares was 4.26%, which is equivalent to a taxable yield of 7.62%, assuming the maximum combined federal and Ohio income tax bracket for individuals.

To begin the second half of 1996, interest rates peaked with the yield on the 30-year Treasury bond trading as high as 7.20%. Investors were concerned that robust economic growth combined with a very strong labor market would lead to an increase in the level of inflation. As the year progressed it became clear that this was not the case and growth began to moderate. Slowing economic growth and nominal inflation paved the way for lower interest rates with yields on intermediate and long-term Treasuries declining approximately 0.40% by mid-February. However, the positive sentiment was short-lived as it became apparent that economic activity was beginning to surge, unemployment was declining and personal incomes and consumer spending were on the rise. This euphoric combination led to the belief that the economy was once again expanding at an above-trend rate of growth. In an effort to stem the growth rate, the Federal Reserve Board raised short-term interest rates in late March, increasing the Federal Funds rate by 0.25%. During the second quarter of 1997, growth did indeed moderate and interest rates again declined with the benchmark Treasury bond yielding 6.75% on June 30, 1997.

With the uncertainties regarding tax reform a distant memory, performance of the municipal bond market mirrored that of the Treasury market for much of the year. New issue supply, which increased for the first time since 1993, was met enthusiastically by investors seeking the tax-free income offered by municipal bonds. For the twelve months ended June 30 ,1997, the Lehman Brothers 5-Year Municipal G.O. Bond Index returned 6.27%, while the Lehman Brothers 15-Year Municipal G.O. Bond Index returned 9.84%.

The Tax-Free Intermediate Term Fund performed comparably with the Lehman Brothers 5-year Municipal G.O. Bond Index. During the first half of the fiscal year, the average maturity of the Fund was lengthened slightly to take advantage of declining interest rates. When rates did, in fact, move lower, the average maturity was shortened to a more neutral stance which helped the Fund weather a rather difficult first quarter of 1997. Our current strategy is unchanged as we continue to focus on those issues which we believe will provide us the best combination of quality and yield while minimizing principal volatility.

Performance of the Ohio Insured Tax-Free Fund during the first half of the fiscal year was in line with that of the Lehman Brothers 15-Year Municipal G.O. Bond Index. However, our longer average maturity hindered performance in the first quarter of 1997 when interest rates increased sharply. In the second quarter, our focus was on the 15 to 20-year maturity range which we felt offered the best yield versus market risk. We continue to focus on this maturity range and on those issues which offer the maximum call protection and yield.

As we move through 1997, the economy has slowed from its torrid pace and seems to be expanding at a much more sustainable rate of growth. Inflation remains muted running at a 1.4% annualized rate of growth year-to-date. This should keep interest rates trading within a narrow range, possibly moving lower should the economy slow further. However, continued strong employment growth and a potential increase in consumer spending could again spark inflation fears.

A Representation of the Graphic Material Contained in the Countrywide Tax-Free Trust Annual Report is set forth below:

COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1987 OF A $10,000 INVESTMENT
IN THE TAX-FREE INTERMEDIATE TERM FUND* AND THE LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. INDEX


LEHMAN BROTHERS 5-YEAR MUNICIPAL                TAX-FREE INTERMEDIATE TERM FUND:
 G.O. INDEX                                      CLASS A
             QTRLY                                            QTRLY
DATE         RETURN   BALANCE                      DATE       RETURN     BALANCE
 06/30/87             10,000                     06/30/87                 9,800
 09/30/87   -2.06%     9,794                     09/30/87      -1.38%     9,665
 12/31/87    3.82%    10,168                     12/31/87       2.19%     9,877
 03/31/88    3.10%    10,483                     03/31/88       2.35%    10,109
 06/30/88    0.42%    10,527                     06/30/88       0.71%    10,181
 09/30/88    1.14%    10,647                     09/30/88       1.14%    10,296
 12/31/88    0.61%    10,712                     12/31/88       1.16%    10,416
 03/31/89   -0.28%    10,682                     03/31/89       0.79%    10,498
 06/30/89    4.70%    11,184                     06/30/89       2.56%    10,767
 09/30/89    1.11%    11,309                     09/30/89       1.54%    10,933
 12/31/89    2.99%    11,647                     12/31/89       2.32%    11,187
 03/31/90    0.48%    11,703                     03/31/90       0.57%    11,251
 06/30/90    2.24%    11,965                     06/30/90       1.78%    11,451
 09/30/90    1.06%    12,092                     09/30/90       0.47%    11,505
 12/31/90    3.32%    12,493                     12/31/90       3.11%    11,862
 03/31/91    2.15%    12,762                     03/31/91       1.93%    12,090
 06/30/91    1.75%    12,985                     06/30/91       1.69%    12,295
 09/30/91    3.55%    13,446                     09/30/91       2.89%    12,651
 12/31/91    3.35%    13,896                     12/31/91       2.29%    12,941
 03/31/92   -0.08%    13,885                     03/31/92       0.48%    13,002
 06/30/92    3.25%    14,336                     06/30/92       2.87%    13,375
 09/30/92    2.49%    14,693                     09/30/92       2.19%    13,668
 12/31/92    1.59%    14,927                     12/31/92       1.98%    13,938
 03/31/93    2.54%    15,306                     03/31/93       3.40%    14,412
 06/30/93    2.36%    15,667                     06/30/93       2.78%    14,813
 09/30/93    2.16%    16,006                     09/30/93       3.17%    15,282
 12/31/93    1.23%    16,203                     12/31/93       1.19%    15,463
 03/31/94   -3.15%    15,692                     03/31/94      -3.37%    14,942
 06/30/94    1.34%    15,903                     06/30/94       0.82%    15,064
 09/30/94    0.81%    16,031                     09/30/94       0.57%    15,149
 12/31/94   -0.33%    15,979                     12/31/94      -0.91%    15,011
 03/31/95    4.06%    16,627                     03/31/95       4.35%    15,663
 06/30/95    2.55%    17,051                     06/30/95       2.29%    16,021
 09/30/95    2.73%    17,517                     09/30/95       2.07%    16,352
 12/31/95    1.83%    17,837                     12/31/95       2.43%    16,750
 03/31/96    0.32%    17,895                     03/31/96      -0.43%    16,678
 06/30/96    0.43%    17,972                     06/30/96       0.40%    16,745
 09/30/96    1.63%    18,265                     09/30/96       1.60%    17,013
 12/31/96    2.18%    18,663                     12/31/96       2.26%    17,397
 03/31/97   -0.16%    18,633                     03/31/97      -0.15%    17,371
 06/30/97    2.49%    19,098                     06/30/97       2.36%    17,781


Past Performance is not Predictive of Future Performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September
10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

Tax-Free Intermediate Term Fund Average Annual Total Returns

             1 Year      5 Years     10 Years   Since Inception
Class A       4.06%       5.43%       5.92%       6.33%
Class C       5.49%        --          --         3.41%

COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1987 OF A $10,000 INVESTMENT IN THE OHIO INSURED TAX-FREE FUND* AND THE LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. INDEX


LEHMAN BROTHERS 15-YEAR MUNICIPAL             OHIO INSURED TAX-FREE FUND
 G.O. INDEX                                    CLASS A

               QTRLY                                      QTRLY
 DATE          RETURN   BALANCE                DATE       RETURN       BALANCE

 06/30/87               10,000                06/30/87                   9,600
 09/30/87    -3.49%      9,651                09/30/87    -2.38%         9,371
 12/31/87     6.64%     10,292                12/31/87     3.41%         9,691
 03/31/88     3.11%     10,612                03/31/88     3.62%        10,042
 06/30/88     1.98%     10,822                06/30/88     2.10%        10,253
 09/30/88     2.57%     11,100                09/30/88     2.15%        10,473
 12/31/88     1.94%     11,315                12/31/88     2.24%        10,707
 03/31/89     0.38%     11,358                03/31/89     0.79%        10,792
 06/30/89     6.32%     12,076                06/30/89     4.27%        11,253
 09/30/89    -0.43%     12,024                09/30/89    -0.04%        11,248
 12/31/89     4.42%     12,556                12/31/89     3.71%        11,665
 03/31/90    -0.01%     12,555                03/31/90    -0.10%        11,654
 06/30/90     2.29%     12,842                06/30/90     1.90%        11,874
 09/30/90    -0.41%     12,789                09/30/90     0.08%        11,884
 12/31/90     4.42%     13,355                12/31/90     3.97%        12,356
 03/31/91     1.85%     13,602                03/31/91     1.78%        12,576
 06/30/91     1.96%     13,868                06/30/91     1.96%        12,822
 09/30/91     4.09%     14,436                09/30/91     3.66%        13,292
 12/31/91     3.13%     14,887                12/31/91     3.19%        13,716
 03/31/92     0.54%     14,968                03/31/92    -0.06%        13,708
 06/30/92     3.81%     15,538                06/30/92     4.35%        14,304
 09/30/92     2.86%     15,983                09/30/92     1.95%        14,582
 12/31/92     2.47%     16,377                12/31/92     2.29%        14,917
 03/31/93     4.24%     17,072                03/31/93     3.78%        15,481
 06/30/93     3.67%     17,698                06/30/93     3.70%        16,054
 09/30/93     4.17%     18,436                09/30/93     3.86%        16,673
 12/31/93     1.56%     18,724                12/31/93     0.73%        16,794
 03/31/94    -6.78%     17,454                03/31/94    -5.28%        15,907
 06/30/94     1.42%     17,702                06/30/94     0.50%        15,987
 09/30/94     0.41%     17,775                09/30/94     0.17%        16,015
 12/31/94    -1.75%     17,464                12/31/94    -0.77%        15,892
 03/31/95     8.41%     18,932                03/31/95     6.59%        16,940
 06/30/95     2.23%     19,355                06/30/95     1.69%        17,226
 09/30/95     3.65%     20,061                09/30/95     2.33%        17,628
 12/31/95     4.05%     20,874                12/31/95     4.45%        18,413
 03/31/96    -0.95%     20,675                03/31/96    -2.15%        18,016
 06/30/96     0.35%     20,748                06/30/96     0.44%        18,096
 09/30/96     2.40%     21,246                09/30/96     2.38%        18,526
 12/31/96     3.03%     21,889                12/31/96     2.44%        18,978
 03/31/97    -0.07%     21,874                03/31/97    -0.81%        18,823
 06/30/97     4.18%     22,788                06/30/97     3.21%        19,427

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

Ohio Insured Tax-Free Fund Average Annual Total Returns

                1 Year    5 Years   10 Years  Since Inception
Class A         3.06%     5.45%     6.87%     7.73%
Class C         6.65%      --        --       3.82%


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997
===================================================================================================================================
                                                                                                CALIFORNIA
                                                                                TAX-FREE         TAX-FREE
                                                                               MONEY FUND       MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost...................................................    $  30,184,507     $  32,479,071
                                                                             ==============   ===============

   At amortized cost.....................................................    $  30,147,370     $  32,408,985
                                                                             ==============   ===============
   At market value (Note 2)..............................................    $  30,147,370     $  32,408,985
Cash ....................................................................          173,501           287,500
Interest receivable .....................................................          304,930           517,323
Other assets ............................................................            1,290             1,607
                                                                             --------------   ---------------
     TOTAL ASSETS........................................................       30,627,091        33,215,415
                                                                             --------------   ---------------

LIABILITIES
Dividends payable........................................................              990             4,431
Payable for securities purchased.........................................          476,266         1,003,350
Payable to affiliates (Note 4) ..........................................           17,916            15,145
Other accrued expenses and liabilities ..................................            6,243             6,178
                                                                             --------------   ---------------

     TOTAL LIABILITIES...................................................          501,415         1,029,104
                                                                             --------------   ---------------

NET ASSETS  .............................................................    $  30,125,676     $  32,186,311
                                                                             ==============   ===============

Net assets consist of:
Paid-in capital .........................................................    $  30,126,719     $  32,189,814
Accumulated net realized losses from security transactions...............          ( 1,043)          ( 3,503)
                                                                             --------------   ---------------

Net assets...............................................................    $  30,125,676     $  32,186,311
                                                                             ==============   ===============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..................       30,137,162        32,189,814
                                                                             ==============   ===============

Net asset value, offering price and redemption price per share (Note 2) .    $        1.00     $        1.00
                                                                             ==============   ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1997
===================================================================================================================================
                                                                                                 CALIFORNIA
                                                                                TAX-FREE          TAX-FREE
                                                                               MONEY FUND        MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income.......................................................    $   1,145,840     $   1,427,032
                                                                             --------------   ---------------

EXPENSES
   Investment advisory fees (Note 4).....................................          149,097           200,103
   Distribution expenses (Note 4)........................................           21,442            16,900
   Accounting services fees (Note 4).....................................           39,000            39,000
   Transfer agent and shareholder services fees (Note 4).................           28,729            22,110
   Postage and supplies..................................................           19,075             9,194
   Professional fees.....................................................            6,403             6,703
   Insurance expense.....................................................            3,721             4,537
   Registration fees.....................................................           13,016             4,867
   Custodian fees .......................................................            1,631             4,984
   Pricing expenses......................................................            4,486             5,028
   Trustees' fees and expenses ..........................................            4,080             4,080
   Reports to shareholders ..............................................            2,310             1,697
   Other expenses .......................................................            2,223               945
                                                                             --------------   ---------------

TOTAL EXPENSES ..........................................................          295,213           320,148
                                                                             --------------   ---------------

NET INVESTMENT INCOME ...................................................          850,627         1,106,884
                                                                             --------------   ---------------

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS ..................                7           ( 1,923)
                                                                             --------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................    $     850,634     $   1,104,961
                                                                             =============    ==============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30, 1997 and 1996
===================================================================================================================================
                                                                                        CALIFORNIA
                                                               TAX-FREE                  TAX-FREE
                                                              MONEY FUND                MONEY FUND

                                                       Year           Year            Year           Year
                                                       Ended          Ended           Ended          Ended
                                                     June 30,       June 30,        June 30,       June 30,
                                                       1997           1996            1997           1996
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................   $    850,627    $    870,333    $ 1,106,884    $   818,679
   Net realized gains (losses) from
     security transactions.....................              7           ( 564)       ( 1,923)           116
                                                  ------------   --------------  -------------  --------------

Net increase in net assets from operations.....        850,634         869,769      1,104,961        818,795
                                                  ------------   --------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME .................      ( 850,627)      ( 873,034)   ( 1,106,884)      ( 818,679)
                                                  ------------   --------------  -------------  --------------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5):
   Proceeds from shares sold ..................     59,171,857      49,546,956    166,476,608      119,659,991
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders...........................        828,537         839,246      1,029,746          753,406
   Payments for shares redeemed ...............   ( 55,217,113)   ( 51,732,766)  (171,440,181)   ( 103,816,208)
                                                  ------------   --------------  -------------  --------------
Net increase (decrease) in net assets from
   capital share transactions..................      4,783,281     ( 1,346,564)   ( 3,933,827)     16,597,189
                                                  ------------   --------------  -------------  --------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS  .............................      4,783,288     ( 1,349,829)   ( 3,935,750)     16,597,305

NET ASSETS:
   Beginning of year...........................     25,342,388      26,692,217     36,122,061      19,524,756
                                                  ------------   --------------  -------------  --------------

   End of year.................................   $ 30,125,676    $ 25,342,388    $32,186,311      36,122,061
                                                  ============   =============   ============   =============

See accompanying notes to financial statements.

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
===================================================================================================================================
                                                                       Year Ended June 30,
                                                      1997        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  -----------

Net investment income...........................       0.029       0.031       0.030       0.021       0.024
                                                  ----------   ---------   ----------   ---------  -----------

Distributions from net investment income........     ( 0.029)    ( 0.031)    ( 0.030)    ( 0.021)    ( 0.024)
                                                  ----------   ---------   ----------   ---------  -----------

Net asset value at end of year..................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ===========

Total return ...................................       2.89%       3.15%       3.07%       2.12%       2.40%
                                                  ==========   =========   ==========   =========  ===========

Net assets at end of year (000's) ..............    $ 30,126    $ 25,342    $ 26,692    $ 31,168     $34,787
                                                  ==========   =========   ==========   =========  ===========

Ratio of expenses to average net assets.........       0.99%       0.99%       0.99%       0.99%       0.99%

Ratio of net investment income to average
    net assets..................................       2.85%       3.09%       3.00%       2.09%       2.39%

-----------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
===================================================================================================================================
                                                                       Year Ended June 30,
                                                      1997        1996        1995        1994        1993
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  -----------

Net investment income...........................       0.028       0.029       0.029       0.019       0.022
                                                  ----------   ---------   ----------   ---------  -----------

Distributions from net investment income........     ( 0.028)    ( 0.029)    ( 0.029)    ( 0.019)    ( 0.022)
                                                  ----------   ---------   ----------   ---------  -----------

Net asset value at end of year..................    $  1.000    $  1.000    $  1.000    $  1.000     $1.000
                                                  ----------   ---------   ----------   ---------  -----------
Total return ...................................       2.81%       2.95%       2.95%       1.93%       2.26%
                                                  ==========   =========   =========    ========   ===========
Net assets at end of year (000's) ..............    $ 32,186    $ 36,122    $ 19,525    $ 24,508     $34,487
                                                  ==========   =========   =========    ========   ===========

Ratio of expenses to average net assets(A)  ....       0.80%       0.80%       0.70%       0.60%       0.56%

Ratio of net investment income to average
     net assets.................................       2.76%       2.88%       2.83%       1.90%       2.22%

-----------------------------------------------------------------------------------------------------------------------------------

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82%, 0.85%, 0.86% and 0.85% for the years ended June 30, 1996, 1995, 1994 and 1993, respectively.

See accompanying notes to finacial statements.


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997
===================================================================================================================================
                                                                                  OHIO            FLORIDA
                                                                                TAX-FREE          TAX-FREE
                                                                               MONEY FUND        MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost...................................................    $ 262,582,999     $  42,979,267
                                                                             ==============   ===============

   At amortized cost.....................................................    $ 262,508,765     $  42,907,587
                                                                             ==============   ===============
   At market value (Note 2) .............................................    $ 262,508,765     $  42,907,587
Cash ....................................................................          112,177           175,922
Interest receivable .....................................................        2,111,040           349,792
Other assets ............................................................            8,578             1,765
                                                                             --------------   ---------------
   TOTAL ASSETS .........................................................      264,740,560        43,435,066
                                                                             --------------   ---------------

LIABILITIES
Dividends payable........................................................          302,770            60,826
Payable for securities purchased.........................................               --         1,567,623
Payable to affiliates (Note 4) ..........................................          109,798            16,878
Other accrued expenses and liabilities...................................           20,336             7,275
                                                                             --------------   ---------------

     TOTAL LIABILITIES ..................................................          432,904         1,652,602
                                                                             --------------   ---------------


NET ASSETS  .............................................................    $ 264,307,656     $  41,782,464
                                                                             ==============   ===============

Net assets consist of:
Paid-in capital .........................................................    $ 264,294,705     $  41,783,292
Accumulated net realized gains (losses) from security transactions ......           12,951             ( 828)
                                                                             --------------   ---------------

Net assets...............................................................    $ 264,307,656     $  41,782,464
                                                                             ==============   ===============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares..................................    $ 166,719,026     $  22,433,909
                                                                             ==============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................      166,706,383        22,434,902
                                                                             ==============   ===============

Net asset value, offering price and redemption price per share (Note 2)..    $        1.00     $        1.00
                                                                             ==============   ===============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares .................................    $  97,588,630     $  19,348,555
                                                                             ==============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5)....................................       97,588,320        19,348,390
                                                                             ==============   ===============

Net asset value, offering price and redemption price per share (Note 2)..    $        1.00     $        1.00
                                                                             ==============   ===============


See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1997
===================================================================================================================================
                                                                                  OHIO             FLORIDA
                                                                                TAX-FREE          TAX-FREE
                                                                               MONEY FUND        MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income.......................................................    $   9,559,104     $   1,692,646
                                                                             --------------   ---------------

EXPENSES
   Investment advisory fees (Note 4).....................................        1,181,638           234,628
   Distribution expenses, Class A (Note 4)...............................          434,537            48,951
   Transfer agent and shareholder services fees, Class A (Note 4)........           73,519            12,000
   Transfer agent and shareholder services fees, Class B (Note 4) .......            6,000            12,000
   Accounting services fees (Note 4) ....................................           57,500            51,000
   Postage and supplies..................................................           51,628            10,886
   Pricing expenses......................................................            8,260             4,182
   Professional fees ....................................................           19,903             7,503
   Insurance expense.....................................................           20,324             4,764
   Custodian fees (Note 4)...............................................              539            12,890
   Registration fees.....................................................            9,325             6,694
   Reports to shareholders ..............................................            8,290               829
   Trustees' fees and expenses ..........................................            4,080             4,080
   Other expenses .......................................................           13,626             1,625
                                                                             --------------   ---------------

TOTAL EXPENSES ..........................................................        1,889,169           412,032
   Fees waived by the Adviser (Note 4)...................................         ( 54,672 )        ( 87,852 )
   Class B expenses reimbursed by the Adviser (Note 4)...................          ( 9,148 )        ( 18,259 )
                                                                             --------------   ---------------

NET EXPENSES ............................................................        1,825,349           305,921
                                                                             --------------   ---------------

NET INVESTMENT INCOME ...................................................        7,733,755         1,386,725
                                                                             --------------   ---------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ...........................               46               370
                                                                             --------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................    $   7,733,801     $   1,387,095
                                                                             ==============   ===============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30, 1997 and 1996
===================================================================================================================================
                                                               OHIO                          FLORIDA
                                                             TAX-FREE                       TAX-FREE
                                                            MONEY FUND                     MONEY FUND

                                                       Year           Year            Year           Year
                                                       Ended          Ended           Ended          Ended
                                                     June 30,       June 30,        June 30,       June 30,
                                                       1997           1996            1997           1996
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................   $  7,733,755    $  7,465,588    $ 1,386,725    $    984,325
   Net realized gains (losses) from
     security transactions.....................             46           ( 709)           370             --
                                                  ------------   --------------  -------------  --------------

Net increase in net assets from operations ....      7,733,801       7,464,879      1,387,095         984,325
                                                  ------------   --------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ........    ( 6,297,760)    ( 7,465,588)     ( 814,499)      ( 941,390)
   From net investment income, Class B ........    ( 1,435,995)             --      ( 572,226)       ( 42,935)
                                                  ------------   --------------  -------------  --------------
Decrease in net assets from distributions to
   shareholders ...............................    ( 7,733,755)    ( 7,465,588)   ( 1,386,725)      ( 984,325)
                                                  ------------   --------------  -------------  --------------


FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold ..................    572,337,891     565,969,095     57,130,891      51,380,671
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..............................      4,862,899       4,885,920        675,817         836,936
   Payments for shares redeemed ...............   (650,804,392)   (557,137,769)   (64,279,383)    (47,429,798)
                                                  ------------   --------------  -------------  --------------

Net increase (decrease) in net assets
   from Class A share transactions.............    (73,603,602)     13,717,246    ( 6,472,675)      4,787,809
                                                  ------------   --------------  -------------  --------------

CLASS B
   Proceeds from shares sold ..................    216,396,635             --      38,407,914      19,950,303
   Payments for shares redeemed ...............   (118,808,315)            --     (38,204,284)      ( 805,545)
                                                  ------------   --------------  -------------  --------------

Net increase in net assets
   from Class B share transactions  ...........     97,588,320              --        203,630      19,144,758
                                                  ------------   --------------  -------------  --------------

TOTAL INCREASE (DECREASE)
    IN NET ASSETS  ............................     23,984,764      13,716,537     ( 6,268,675)    23,932,567

NET ASSETS:
   Beginning of year...........................    240,322,892     226,606,355     48,051,139      24,118,572
                                                  ------------   --------------  -------------  --------------

   End of year.................................   $264,307,656    $240,322,892    $41,782,464    $48,051,139
                                                  ============    ============   ============   ==============

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
===================================================================================================================================
                                                                       Year Ended June 30,
                                                      1997        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  -----------

Net investment income...........................       0.030       0.031       0.031       0.020       0.022
                                                  ----------   ---------   ----------   ---------  -----------

Distributions from net investment income .......     ( 0.030)    ( 0.031)    ( 0.031)    ( 0.020 )   ( 0.022 )
                                                  ----------   ---------   ----------   ---------  -----------

Net asset value at end of year..................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ===========

Total return....................................       2.99%       3.14%       3.12%       1.99%       2.19%
                                                  ==========   =========   ==========   =========  ===========

Net assets at end of year (000's) ..............    $166,719    $240,323    $226,606    $213,001     $221,775
                                                  ==========   =========   ==========   =========  ===========

Ratio of expenses to average net assets ........       0.75%(A)    0.75%       0.74%       0.73%       0.74%

Ratio of net investment income to average
     net assets.................................       2.93%       3.09%       3.08%       1.97%       2.16%

-----------------------------------------------------------------------------------------------------------------------------------

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.77% for the year ended June 30, 1997 (Note 4).

OHIO TAX-FREE MONEY FUND - CLASS B
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout the Period
===================================================================================================================================
                                                                                                PERIOD ENDED
                                                                                                  JUNE 30,
                                                                                                   1997(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................................................   $       1.000
                                                                                              ---------------
Net investment income.......................................................................           0.016
                                                                                              ---------------
Distributions from net investment income ...................................................         ( 0.016 )
                                                                                              ---------------
Net asset value at end of period ...........................................................   $       1.000
                                                                                              ===============
Total return................................................................................           3.31% (C)
                                                                                              ---------------
Net assets at end of period (000's) ........................................................   $      97,589
                                                                                              ===============
Ratio of expenses to average net assets(B)  ................................................           0.50% (C)


Ratio of net investment income to average net assets........................................           3.28% (C)

-----------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of Class B shares (January 7, 1997) through June 30, 1997.
(B) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.56% for the period ended June 30, 1997 (Note 4).
(C) Annualized.

See accompanying notes to financial statements.


FLORIDA TAX-FREE MONEY FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                                                                      Period
                                                                                                       Ended
                                                                            Year Ended June 30,      June 30,
                                                      1997        1996        1995        1994        1993 (A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  -----------

Net investment income...........................       0.029       0.032       0.031       0.021       0.016
                                                  ----------   ---------   ----------   ---------  -----------

Distributions from net investment income .......     ( 0.029)    ( 0.032)    ( 0.031)    ( 0.021 )   ( 0.016 )
                                                  ----------   ---------   ----------   ---------  -----------

Net asset value at end of period ...............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ===========

Total return ...................................       2.90%       3.29%       3.17%       2.11%       2.49% (C)
                                                  ==========   =========   ==========   =========  ===========

Net assets at end of period (000's) ............    $ 22,434    $ 28,906    $ 24,119    $ 26,276     $21,907
                                                  ==========   =========   ==========   =========  ===========

Ratio of expenses to average net assets(B)  ....       0.75%       0.61%       0.66%       0.58%       0.34% (C)


Ratio of net investment income to average net assets   2.85%       3.24%       3.12%       2.10%       2.41% (C)

-----------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of Class A shares (November 13, 1992) through June 30, 1993. No income was earned or expenses incurred from the start of business through the date of public offering.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.94%, 0.80%, 0.80%, 0.81% and 0.94%(C) for the periods ended June 30, 1997, 1996, 1995, 1994 and 1993, respectively (Note 4).
(C) Annualized.


FLORIDA TAX-FREE MONEY FUND - CLASS B
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                                                  Year             Period
                                                                                  Ended             Ended
                                                                                June 30,          June 30,
                                                                                  1997            1996 (A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..................................    $       1.000     $       1.000
                                                                             --------------   ---------------
Net investment income....................................................            0.031             0.003
                                                                             --------------   ---------------
Distributions from net investment income ................................          ( 0.031 )         ( 0.003 )
                                                                             --------------   ---------------
Net asset value at end of period ........................................    $       1.000     $       1.000
                                                                             ==============   ===============
Total return.............................................................            3.16%             3.03% (C)
                                                                             ==============   ===============
Net assets at end of period (000's) .....................................    $      19,349     $      19,145
                                                                             ==============   ===============
Ratio of expenses to average net assets(B)  .............................            0.50%             0.50% (C)

Ratio of net investment income to average net assets.....................            3.11%             3.03% (C)

-----------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of Class B shares (May 29, 1996) through June 30, 1996.
(B) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.79% and 0.87%(C) for the periods ended June 30, 1997 and 1996, respectively (Note 4).
(C) Annualized.

See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997
===================================================================================================================================
                                                                                TAX-FREE        OHIO INSURED
                                                                              INTERMEDIATE        TAX-FREE
                                                                               TERM FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost...................................................    $  61,193,510     $  70,231,497
                                                                             ==============   ===============

   At amortized cost.....................................................    $  60,807,141     $  70,182,058
                                                                             --------------   ---------------
   At market value (Note 2) .............................................    $  63,124,859     $  74,882,287
Cash ....................................................................          235,778            46,602
Receivable for capital shares sold.......................................           39,154             7,235
Interest receivable .....................................................        1,243,582           671,325
Other assets ............................................................            2,896             3,104
                                                                             --------------   ---------------
   TOTAL ASSETS .........................................................       64,646,269        75,610,553
                                                                             --------------   ---------------

LIABILITIES
Dividends payable........................................................           42,791            72,902
Payable for capital shares redeemed .....................................          403,972            30,584
Payable for securities purchased.........................................          497,853                --
Payable to affiliates (Note 4) ..........................................           44,737            40,269
Other accrued expenses and liabilities...................................           10,749            11,611
                                                                             --------------   ---------------

     TOTAL LIABILITIES ..................................................        1,000,102           155,366
                                                                             --------------   ---------------

NET ASSETS  .............................................................    $  63,646,167     $  75,455,187
                                                                             ==============   ===============

Net assets consist of:
Paid-in capital .........................................................    $  62,829,085     $  70,621,240
Accumulated net realized gains (losses) from security transactions ......      ( 1,500,636 )         133,718
Net unrealized appreciation on investments...............................        2,317,718         4,700,229
                                                                             --------------   ---------------

Net assets...............................................................    $  63,646,167     $  75,455,187
                                                                             ==============   ===============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares..................................    $  58,484,876     $  70,816,181
                                                                             ==============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5)....................................        5,313,679         5,794,738
                                                                             ==============   ===============

Net asset value and redemption price per share (Note 2) .................    $       11.01     $       12.22
                                                                             ==============   ===============

Maximum offering price per share (Note 2) ...............................    $       11.23     $       12.73
                                                                             ==============   ===============


PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .................................    $   5,161,291     $   4,639,006
                                                                             ==============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................          468,857           379,664
                                                                             ==============   ===============

Net asset value, offering price and redemption price per share (Note 2) .    $       11.01     $       12.22
                                                                             ==============   ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1997
===================================================================================================================================
                                                                                TAX-FREE        OHIO INSURED
                                                                              INTERMEDIATE        TAX-FREE
                                                                                TERM FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income.......................................................    $   3,811,882     $   4,567,667
                                                                             --------------   ---------------

EXPENSES
   Investment advisory fees (Note 4).....................................          343,509           393,579
   Distribution expenses, Class A (Note 4)...............................           82,961            13,046
   Distribution expenses, Class C (Note 4) ..............................           28,121            16,632
   Transfer agent and shareholder services fees, Class A (Note 4)........           65,211            37,726
   Transfer agent and shareholder services fees, Class C (Note 4)........           12,000            12,000
   Accounting services fees (Note 4) ....................................           57,000            57,000
   Postage and supplies..................................................           55,697            29,869
   Pricing expenses......................................................           15,691            16,650
   Professional fees ....................................................            8,703             9,703
   Insurance expense.....................................................            7,601             8,103
   Custodian fees........................................................            3,047             3,008
   Registration fees, Common.............................................            4,224             2,965
   Registration fees, Class A............................................            8,135             3,840
   Registration fees, Class C............................................            7,217             2,310
   Reports to shareholders ..............................................            6,810             4,216
   Trustees' fees and expenses ..........................................            4,080             4,080
   Other expenses .......................................................            4,678             3,584
                                                                             --------------   ---------------

TOTAL EXPENSES ..........................................................          714,685           618,311
                                                                             --------------   ---------------

NET INVESTMENT INCOME ...................................................        3,097,197         3,949,356
                                                                             --------------   ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions ......................          120,146           134,212
     Net change in unrealized appreciation/depreciation on investments...          896,811         1,565,046
                                                                             --------------   ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS  .......................        1,016,957         1,699,258
                                                                             --------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................    $   4,114,154     $   5,648,614
                                                                             ==============   ===============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended June 30, 1997 and 1996
===================================================================================================================================
                                                             TAX-FREE
                                                           INTERMEDIATE                  OHIO INSURED
                                                             TERM FUND                   TAX-FREE FUND
                                                   Year Ended       Year Ended     Year Ended      Year Ended
                                                  June 30, 1997    June 30, 1996  June 30, 1997   June 30, 1996
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................   $  3,097,197    $  3,575,536    $ 3,949,356    $ 4,034,181
   Net realized gains from security
     transactions..............................        120,146         418,573        134,212        637,863
   Net change in unrealized appreciation/
     depreciation on investments...............        896,811       ( 378,154)     1,565,046      ( 557,750)
                                                  ------------   --------------  -------------  --------------

Net increase in net assets from operations ....      4,114,154       3,615,955      5,648,614      4,114,294
                                                  ------------   --------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ........    ( 2,894,253)    ( 3,370,231)   ( 3,767,741)   ( 3,835,050)
   From net investment income, Class C.........      ( 202,944)      ( 205,305)     ( 181,615)     ( 199,131)
                                                  ------------   --------------  -------------  --------------
Decrease in net assets from distributions to
   shareholders ...............................    ( 3,097,197)    ( 3,575,536)   ( 3,949,356)   ( 4,034,181)
                                                  ------------   --------------  -------------  --------------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold ..................     12,588,991      15,528,848    171,413,856    149,454,410
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..............................      2,298,321       2,685,608      2,840,761       2,832,266
   Payments for shares redeemed ...............   ( 25,016,687)   ( 31,733,808)  (180,995,415)  ( 147,848,817)
                                                  ------------   --------------  -------------  --------------

Net increase (decrease) in net assets
   from Class A share transactions.............   ( 10,129,375)   ( 13,519,352)   ( 6,740,798)      4,437,859
                                                  ------------   --------------  -------------  --------------

CLASS C
   Proceeds from shares sold ..................      1,847,102       3,208,583      1,641,830      1,212,806
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..............................        191,889         192,684        159,120        173,201
   Payments for shares redeemed ...............    ( 2,193,811)    ( 2,962,890)   ( 1,214,900 )  ( 1,551,557)
                                                  ------------   --------------  -------------  --------------

Net increase (decrease) in net assets
   from Class C share transactions   ..........      ( 154,820)        438,377        586,050      ( 165,550)
                                                  ------------   --------------  -------------  --------------

TOTAL INCREASE (DECREASE)
    IN NET ASSETS  ............................    ( 9,267,238)   ( 13,040,556)   ( 4,455,490)     4,352,422

NET ASSETS:
   Beginning of year...........................     72,913,405      85,953,961     79,910,677     75,558,255
                                                  ------------   --------------  -------------  --------------

   End of year.................................   $ 63,646,167    $ 72,913,405    $75,455,187    $79,910,677
                                                  ============   ==============  =============  ==============

See accompanying notes to financial statements.


TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
===================================================================================================================================
                                                                       Year Ended June 30,
                                                      1997        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  10.85    $  10.86    $  10.69    $  10.98     $ 10.42
                                                  ----------   ---------   ----------   ---------  -----------

Income from investment operations:
   Net investment income .......................        0.50        0.50        0.49        0.48        0.53
   Net realized and unrealized gains (losses)
     on investments.............................        0.16      ( 0.01)       0.17      ( 0.29 )      0.56
                                                  ----------   ---------   ----------   ---------  -----------

Total from investment operations ...............        0.66        0.49        0.66        0.19        1.09
                                                  ----------   ---------   ----------   ---------  -----------


Distributions from net investment income .......      ( 0.50)     ( 0.50)     ( 0.49)     ( 0.48 )    ( 0.53 )
                                                  ----------   ---------   ----------   ---------  -----------


Net asset value at end of year..................    $  11.01    $  10.85    $  10.86    $  10.69     $ 10.98
                                                  ==========   =========   ==========   =========  ===========


Total return(A) ................................       6.19%       4.51%       6.36%       1.70%      10.75%
                                                  ==========   =========   ==========   =========  ===========

Net assets at end of year (000's) ..............    $ 58,485    $ 67,675    $ 81,140    $106,472     $82,168
                                                  ==========   =========   ==========   =========  ===========

Ratio of expenses to average net assets ........       0.99%       0.99%       0.99%       0.99%       0.99%

Ratio of net investment income to average
     net assets.................................       4.55%       4.52%       4.59%       4.35%       4.90%

Portfolio turnover rate.........................         30%         37%         32%         46%         28%

-----------------------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.

See accompanying notes to financial statements.


TAX-FREE INTERMEDIATE TERM FUND - CLASS C FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                                                                 From Date of
                                                                                                Public Offering
                                                                Year Ended June 30,             (Feb. 1, 1994)
                                                                                                    through
                                                       1997           1996            1995       June 30, 1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      10.85    $      10.86    $     10.69    $     11.27
                                                  ------------   --------------  -------------  --------------

Income from investment operations:
   Net investment income.......................           0.43            0.44           0.44           0.20
   Net realized and unrealized gains (losses)
     on investments............................           0.16          ( 0.01)          0.17         ( 0.58 )
                                                  ------------   --------------  -------------  --------------

Total from investment operations...............           0.59            0.43           0.61         ( 0.38 )
                                                  ------------   --------------  -------------  --------------

Distributions from net investment income.......         ( 0.43)         ( 0.44)        ( 0.44 )       ( 0.20 )
                                                  ------------   --------------  -------------  --------------

Net asset value at end of period...............   $      11.01    $      10.85    $     10.86    $     10.69
                                                  ============   ==============  =============  ==============

Total return(A) ...............................          5.49%           4.00%          5.82%       ( 8.28%) (C)
                                                  ============   ==============  =============  ==============

Net assets at end of period (000's)............   $      5,161    $      5,239    $     4,814    $     3,084
                                                  ============   ==============  =============  ==============

Ratio of expenses to average net assets(B) ....          1.65%           1.49%          1.49%          1.45% (C)

Ratio of net investment income to average
     net assets................................          3.89%           4.02%          4.08%          3.79% (C)

Portfolio turnover rate........................            30%             37%            32%            46% (C)

-----------------------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.
(B) Absent expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.75%(C) for the period ended June 30, 1994.
(C) Annualized.

See accompanying notes to financial statements.


OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
===================================================================================================================================
                                                                      Year Ended June 30,
                                                      1997        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  11.97    $  11.99    $  11.74    $  12.41     $ 11.67
                                                  ----------   ---------   ----------   ---------  -----------

Income from investment operations:
   Net investment income .......................        0.61        0.62        0.63        0.61        0.65
   Net realized and unrealized gains (losses)
     on investments.............................        0.25      ( 0.02)       0.25      ( 0.64 )      0.74
                                                  ----------   ---------   ----------   ---------  -----------

Total from investment operations ...............        0.86        0.60        0.88      ( 0.03 )      1.39
                                                  ----------   ---------   ----------   ---------  -----------

Less distributions:
   Distributions from net investment income ....      ( 0.61)     ( 0.62)     ( 0.63)     ( 0.61 )    ( 0.65 )
   Distributions from net realized gains........          --          --          --      ( 0.03 )        --
                                                  ----------   ---------   ----------   ---------  -----------

Total distributions ............................      ( 0.61)     ( 0.62)     ( 0.63)     ( 0.64 )    ( 0.65 )
                                                  ----------   ---------   ----------   ---------  -----------

Net asset value at end of year..................    $  12.22    $  11.97    $  11.99    $  11.74     $12.41
                                                  ==========   =========   ==========   =========  ===========


Total return(A)  ...............................       7.36%       5.05%       7.75%     ( 0.41% )    12.24%
                                                  ==========   =========   ==========   =========  ===========


Net assets at end of year (000's) ..............    $ 70,816    $ 75,938    $ 71,393    $ 79,889     $81,101
                                                  ==========   =========   ==========   =========  ===========

Ratio of expenses to average net assets(B)  ....       0.75%       0.75%       0.75%       0.75%       0.75%

Ratio of net investment income to average
     net assets                                        5.05%       5.12%       5.35%       4.94%       5.35%

Portfolio turnover rate.........................         33%         46%         29%         45%         15%

-----------------------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% and 0.77% for the years ended June 30, 1995 and 1992, respectively.

See accompanying notes to financial statements.


OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                                                                 From Date of
                                                                                                Public Offering
                                                               Year Ended June 30,               (Nov. 1, 1993)
                                                                                                    through
                                                       1997           1996            1995       June 30, 1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      11.97    $      12.00    $     11.74    $    12.62
                                                  ------------   --------------  -------------  --------------

Income from investment operations:
   Net investment income.......................           0.53            0.56           0.57           0.36
   Net realized and unrealized gains (losses)
     on investments............................           0.25          ( 0.03)          0.26         ( 0.85 )
                                                  ------------   --------------  -------------  --------------

Total from investment operations...............           0.78            0.53           0.83         ( 0.49 )
                                                  ------------   --------------  -------------  -------------

Less distributions:
   Distributions from net investment income....         ( 0.53)         ( 0.56)        ( 0.57 )       ( 0.36 )
   Distributions from net realized gains.......             --              --             --         ( 0.03 )
                                                  ------------   --------------  -------------  --------------

Total distributions............................         ( 0.53)         ( 0.56)        ( 0.57 )       ( 0.39 )
                                                  ------------   --------------  ------------   --------------

Net asset value at end of period...............   $      12.22    $      11.97    $     12.00    $    11.74
                                                  ============   ==============  =============  ==============

Total return(A) ...............................          6.65%           4.44%          7.31%        ( 6.05%)(C)
                                                  ============   ==============  =============  ==============

Net assets at end of period (000's)............   $      4,639           3,972    $     4,165    $     2,659
                                                  ============   ==============  =============  ==============

Ratio of expenses to average net assets(B) ....          1.42%           1.25%          1.25%          1.22% (C)

Ratio of net investment income to average
     net assets................................          4.37%           4.62%          4.84%          4.09% (C)

Portfolio turnover rate........................            33%             46%            29%            45% (C)

-----------------------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% and 1.28%(C) for the periods ended June 30, 1995 and 1994, respectively.
(C)      Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1997
===============================================================================
1. Organization
===============================================================================
The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund (formerly the Royal Palm Florida Tax-Free Money Fund), the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Countrywide Tax-Free Trust (the Trust). The Trust (formerly Midwest Group Tax-Free Trust) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each offer two classes of shares: Class A shares (Retail shares), sold subject to a distribution fee of up to 0.25% of average daily net assets of each Fund, and Class B shares (Institutional shares), sold without a distribution fee. Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

===============================================================================
2. Significant Accounting Policies
The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation-- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money, Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

The net asset value per share of each class of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income-- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Distributions from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

===============================================================================
Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 1997:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Tax-Free
                                                                              Intermediate      Ohio Insured
                                                                                Term Fund       Tax-Free Fund

Gross unrealized appreciation............................................    $   2,324,630     $   4,724,477
Gross unrealized depreciation............................................          ( 6,912 )        ( 24,248 )
                                                                             --------------   ---------------

Net unrealized appreciation..............................................    $   2,317,718     $  4,700,229
                                                                             ==============   ===============

-----------------------------------------------------------------------------------------------------------------------------------

The tax basis of investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 1997, the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Tax-Free Intermediate Term Fund had capital loss carryforwards for federal income tax purposes of $1,331, $3,503, $663, $828 and $1,500,636, respectively, none of which expire prior to June 30, 1999. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

3.  Investment Transactions
For the year ended June 30, 1997, purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $19,506,970 and $25,890,112, respectively, for the Tax-Free Intermediate Term Fund and $25,884,456 and $24,348,031, respectively, for the Ohio Insured Tax-Free Fund.

4.  Transactions with Affiliates
The Chairman and the President of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the year ended June 30, 1997, the Adviser waived $54,672 of its advisory fees and reimbursed $9,148 of Class B expenses for the Ohio Tax-Free Money Fund and waived $87,852 of its advisory fees and reimbursed $18,259 of Class B expenses for the Florida Tax-Free Money Fund.

===============================================================================
TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21.00 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $5,250 per month from the Ohio Tax-Free Money Fund, $4,250 per month from the Florida Tax-Free Money Fund, $3,250 per month from each of the Tax-Free Money Fund and the California Tax-Free Money Fund and $4,750 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $5,277 and $14,414 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 1997. In addition, the Adviser collected $5,958 and $1,441 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of June 30, 1997. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of June 30, 1997. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

===============================================================================
5. Capital Share Transactions
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years ended June 30, 1997 and 1996:

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Tax-Free Intermediate             Ohio Insured
                                                             Term Fund                  Tax-Free Fund
                                                       Year           Year            Year           Year
                                                       Ended          Ended           Ended          Ended
                                                     June 30,       June 30,        June 30,       June 30,
                                                       1997           1996            1997           1996
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold....................................      1,150,995       1,417,723     14,158,992     12,319,913
Shares issued in reinvestment of
   distributions to shareholders...............        209,803         244,633        233,941        232,739
Shares redeemed................................    ( 2,285,966)    ( 2,894,267)   ( 14,943,520) ( 12,159,274)
                                                  ------------   --------------  -------------  --------------

Net increase (decrease) in shares outstanding..      ( 925,168)    ( 1,231,911)     ( 550,587 )      393,378
Shares outstanding, beginning of year..........      6,238,847       7,470,758      6,345,325      5,951,947
                                                  ------------   --------------  -------------  --------------

Shares outstanding, end of year................      5,313,679       6,238,847      5,794,738      6,345,325
                                                  ============   ==============  =============  ==============

CLASS C
Shares sold....................................        168,900         292,369        135,167         99,911
Shares issued in reinvestment of
   distributions to shareholders...............         17,517          17,558         13,108         14,227
Shares redeemed................................      ( 200,429)      ( 270,313)     ( 100,548 )    ( 129,418)
                                                  ------------   --------------  -------------  --------------

Net increase (decrease) in shares outstanding..       ( 14,012)         39,614         47,727       ( 15,280 )
Shares outstanding, beginning of year..........        482,869         443,255        331,937        347,217
                                                  ------------   --------------  -------------  --------------

Shares outstanding, end of year................        468,857         482,869        379,664        331,937
                                                  ============   ==============  =============  ==============

-----------------------------------------------------------------------------------------------------------------------------------

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

6.  Portfolio Composition
As of June 30, 1997, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 85.3% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of June 30, 1997, 11.0% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Florida. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

As diversified Funds registered under the 1940 Act, it is the policy of the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund that not more than 25% of the total assets of each such Fund be invested in securities of issuers which individually comprise more than 5% of its total assets.

===============================================================================
The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 1997, each non-diversified Fund had no concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 1997, 42.5% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 33.4% were rated AA/Aa, 20.1% were rated A/A and 4.0% were not rated.

As of June 30, 1997, 98.2% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government, or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 78.9% of its portfolio securities.

The concentration of investments for each Fund as of June 30, 1997, classified by revenue source, was as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                  California     Ohio      Florida      Tax-Free      Ohio
                                      Tax-Free     Tax-Free    Tax-Free    Tax-Free   Intermediate   Insured
                                        Money        Money       Money       Money        Term      Tax-Free
                                        Fund         Fund        Fund        Fund         Fund      Fund
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations.................      21.7%        28.9%       26.3%       16.8%       18.4%       41.1%
Revenue Bonds:
  Industrial Development/
     Pollution Control..............      37.3%        18.8%       32.6%       11.7%        6.2%        4.5%
  Hospital/Health Care..............       3.4%         0.9%       24.5%       23.9%       12.7%       18.8%
  Housing/Mortgage..................      18.3%         1.2%        3.1%       19.7%       12.7%        5.6%
  Utilities.........................       0.8%        27.2%        0.1%       11.9%        8.7%       18.1%
  Education.........................       5.1%         1.0%        3.7%        7.9%       22.0%        4.9%
  Transportation....................       0.9%         8.2%        1.3%        1.5%        7.0%        2.3%
  Public Facilities.................       2.6%         1.7%        1.5%        3.8%        2.5%        2.2%
  Economic Development..............       5.2%         0.5%        4.5%          --        2.2%          --
  Leases............................         --         5.3%          --          --        2.6%        0.7%
  Special Tax.......................         --         0.9%          --        0.3%        3.3%          --
  Miscellaneous.....................       4.7%         5.4%        2.4%        2.5%        1.7%        1.8%
                                     ----------------------- ----------- ------------ ----------- ------------

Total ..............................     100.0%       100.0%      100.0%      100.0%      100.0%        100%
                                     ======================= =========== ============ =========== ============

-----------------------------------------------------------------------------------------------------------------------------------

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1997
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 30.5%          RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    185,000  Philadelphia, PA, School Dist. GO, Ser. A...................  4.300%  07/01/1997  $   185,000
      220,000  Arizona St. Muni. Financing Prog. COP, Ser. 16, Escrowed
                    to Maturity............................................  8.000   08/01/1997      220,735
      250,000  Trinity River, TX, Reg. Wastewater Sys. Auth. Rev., Ser. A..  4.375   08/01/1997      250,107
      415,000  New York, NY, GO, Prerefunded @ 102.........................  8.000   08/01/1997      424,780
      420,000  Missouri St. Health & Educ. Facs. Rev.
                    (William Jewell College)...............................  4.000   08/01/1997      420,085
      225,000  San Juan Co., NM, Jr. College Dist. Rev.,
                    Escrowed to Maturity...................................  6.600   08/01/1997      225,466
    1,000,000  Anchorage, AK, GO...........................................  4.150   08/01/1997    1,000,335
      235,000  Hudson Co., NJ, Vocational School GO, Ser. B................  5.050   10/01/1997      235,670
      250,000  Salt Lake Co., UT, Muni. Bldg. Authority Lease Rev., Ser. A.  4.850   10/01/1997      250,583
      200,000  Texas National Guard Armory Rev.............................  6.200   10/01/1997      201,005
      100,000  Waterford Township, NJ, GO..................................  4.850   11/01/1997      100,278
      500,000  Hamilton, OH, Real Estate Acquisition Rev...................  4.700   11/20/1997      500,557
      570,000  Metex Metro District, CO, Ser. A............................  4.000   12/01/1997      570,590
      250,000  Adams & Weld Co., CO, School Dist. #27J, Ser. B.............  4.050   12/01/1997      250,043
      500,000  Shawano-Gresham, WI, School Dist. GO BANS...................  4.100   12/01/1997      500,118
      100,000  Penn Hills, PA, GO..........................................  4.400   12/01/1997      100,203
      500,000  Chicago, IL, Public Bldg. Comm. Rev., Prerefunded @ 102.....  7.700   01/01/1998      518,857
      255,000  Atlanta, GA, Airport Extension & Improvement Rev.,
                    Escrowed to Maturity...................................  7.250   01/01/1998      259,434
      200,000  Buffalo, NY, GO.............................................  5.600   02/01/1998      201,818
      235,000  Garland, TX, GO, Ser. A.....................................  7.000   02/15/1998      239,266
      475,000  Kearny, NJ, GO..............................................  4.000   02/15/1998      475,527
      140,000  Rowlett, TX, GO.............................................  4.200   02/15/1998      140,000
      140,000  New York St. Medical Care Fac. Rev., Escrowed to Maturity...  6.900   02/15/1998      142,472
      500,000  Kaukauna, WI, Area School Dist. BANS........................  4.350   02/26/1998      500,553
      105,000  Richmond, TX, GO............................................  6.500   03/01/1998      106,558
      490,000  Ross Co., OH, Airport Impt. GO BANS.........................  4.560   04/24/1998      490,992
      165,000  West Virginia University Dormitory Rev......................  5.400   05/01/1998      166,462
      500,000  Pima Co., AZ, USD #1(Tuscon), Prerefunded @ 102.............  6.750   07/01/1998      522,954
--------------                                                                                   ------------
 $  9,125,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $9,200,448).................................                      $ 9,200,448
                                                                                                 ------------

===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 49.9%                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,350,000  Washington St. Hsg. Fin. Comm. Rev. (Panorama City Proj.)...  5.600%  07/01/1997  $ 1,350,000
    1,000,000  New Jersey EDA (Union Avenue Assoc.)........................  3.800   07/01/1997    1,000,000
      700,000  Baltimore, MD, IDR (Wicomico Indust. Center Fac.)...........  3.673   07/01/1997      700,000
      900,000  Pinellas Co., FL, Health Facility Rev.
                    (Pooled Hospital Loan).................................  4.000   07/01/1997      900,000
      400,000  Ohio St. PCR (SOHIO Air Proj.)..............................  4.050   07/01/1997      400,000
    1,500,000  Pinal Co., AZ, IDA PCR (Magma Copper Co.)...................  4.000   07/01/1997    1,500,000
    1,000,000  Michigan St. Strategic Fund Rev.............................  4.000   07/01/1997    1,000,000
      400,000  Jacksonville, FL, PCR (Florida Power & Light)...............  4.000   07/01/1997      400,000
    1,000,000  Illinois St. Dev. Fin. Auth. MFH Rev.
                    (Cobbler Square Proj.).................................  4.600   07/02/1997    1,000,000
    1,000,000  Dade Co., FL, IDR (Michael-Ann Russell Jewish Comm. Ctr.)...  4.200   07/02/1997    1,000,000
      900,000  Eddyville, IA, IDR (Heartland Lysine, Inc.).................  4.450   07/02/1997      900,000
    1,000,000  Marion Co., FL, HFA (Summer Trace Apts.)....................  4.250   07/03/1997    1,000,000
      550,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................  4.400   07/03/1997      550,000
      380,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................  4.600   07/03/1997      380,000
    1,000,000  District of Columbia MFH, Tyler House Trust COP, Ser. 1995A.  4.500   07/03/1997    1,000,000
      980,000  Redwood Falls, MN, IDR (Zytec Corp. Proj.)..................  4.750   07/03/1997      980,000


TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
  PRINCIPAL                                                                  COUPON   MATURITY      MARKET
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 49.9%                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    207,500  St. Cloud, MN, Hsg. & Redev. Auth. (Coborn Realty Co.)......  4.600%  07/03/1997  $   207,500
      750,000  Brooklyn Park, MN, IDR (Schmidt Proj.)......................  4.400   07/03/1997      750,000
--------------                                                                                   ------------
 $ 15,017,500  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $15,017,500)................................                      $15,017,500
                                                                                                 ------------

===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 19.7%                              RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    585,000  Fort Mitchell, KY, Indust. Bldg. Rev.
                    (Grandview/Hemmer Proj.)...............................  3.950%  08/01/1997    $ 585,000
      550,000  Milwaukee, WI, IDR (Wayne C. Oldenburg Proj.)...............  3.750   08/01/1997      550,000
      310,000  Lansing, MI, EDR (LGH Office Bldg. Proj.)...................  3.750   08/15/1997      310,000
      121,000  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  3.900   08/15/1997      121,000
    1,200,000  Owensboro, KY, IDR, Ser. 1985 (Dart Container)..............  3.750   09/01/1997    1,200,000
      160,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.)..................  3.700   10/01/1997      160,000
      205,000  Medina Co., OH, IDR (Nationwide One Proj.)..................  4.050   11/01/1997      204,941
      255,000  Westlake, OH, EDR (Cross County Inns).......................  3.900   11/01/1997      255,000
    1,000,000  Westmoreland Co., PA, IDR (White Cons Indust.)..............  3.950   12/01/1997    1,000,000
      710,000  Lexington-Fayette Co., KY, Urban Gov't. Rev.
                    (Providence Montessori)................................  4.100   01/01/1998      710,000
      835,000  Buckeye Tax-Exempt Mtg. Bond Trust..........................  4.000   02/01/1998      833,481
--------------                                                                                   ------------
 $  5,931,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $5,929,422).................................                      $ 5,929,422
                                                                                                 ------------
 $ 30,073,500  TOTAL INVESTMENTS AT VALUE-- 100.1%
==============
               (Amortized Cost $30,147,370)................................                      $30,147,370

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)% .............                         ( 21,694 )
                                                                                                 ------------
               NET ASSETS-- 100.0% ........................................                      $30,125,676
                                                                                                 ============


CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1997
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 40.4%          RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    150,000  Los Angeles Co., CA, Transportation Commission Sales Tax
                    Rev., Ser. A, Prerefunded @ 102........................  8.000%  07/01/1997  $   153,000
      250,000  Puerto Rico Electric Power Auth. Rev., Ser. O...............  6.300   07/01/1997      250,000
      100,000  Puerto Rico Public Bldg. Auth. Rev., Ser. H,
                    Prerefunded @ 102......................................  7.875   07/01/1997      102,000
    2,000,000  California School Cash Reserve Prog. Auth., Ser. 1996A......  4.750   07/02/1997    2,000,048
    1,600,000  Millbrae, CA, School Dist. GO TRANS.........................  4.250   07/10/1997    1,600,133
      300,000  Puerto Rico Commonwealth TRANS, Ser. A......................  4.000   07/30/1997      300,050
      295,000  California Housing Finance Agcy. Rev., Ser. F-1.............  5.000   08/01/1997      295,261
      100,000  San Jose, CA, Redev. Agcy., Ser. A (Merged Area Redev.
                    Proj.), Prerefunded @ 102..............................  6.800   08/01/1997      102,238
      175,000  Los Angeles, CA, Convention & Exhibition Center Auth. COPS..  6.400   08/15/1997      175,569
      170,000  Pico, CA, Water Dist. COPS .................................  3.900   08/15/1997      170,041
    1,000,000  Butte Co., CA, Office of Education TRANS....................  4.500   08/20/1997    1,000,764
      325,000  California St. GO...........................................  6.700   09/01/1997      326,608
      100,000  Capistrano, CA, Unified Public Financing Auth. Rev., Ser. A.  4.500   09/01/1997      100,138
      195,000  Capistrano, CA, Unified Public Financing Auth. Rev., Ser. B.  4.500   09/01/1997      195,208
      320,000  Chula Vista, CA, COPS, Ser. A...............................  3.700   09/01/1997      320,037
      500,000  Los Angeles, CA, GO.........................................  6.400   09/01/1997      502,184
      275,000  Pleasant Hill, CA, COP (City Hall Proj.), Prerefunded @ 102.  7.000   09/01/1997      281,913
      100,000  University of California, Rev., Ser. A, Prerefunded @ 102...  6.800   09/01/1997      102,465
      215,000  University of California, Rev., Ser. A, Prerefunded @ 102...  7.000   09/01/1997      220,462
      300,000  University of California, Rev., Ser. B......................  4.000   09/01/1997      300,029
      500,000  Fullerton, CA, Joint Union High School District TRANS.......  4.500   09/05/1997      500,565
      325,000  California St. GO...........................................  9.250   10/01/1997      329,363
      125,000  Folsom, CA, Public Financing Auth. Rev......................  4.700   10/01/1997      125,315
      145,000  Kern Co., CA, COPS Capital Improvements Proj., Ser. A.......  5.000   10/01/1997      145,472
    1,000,000  San Diego, CA, Unified School Dist. GO TRANS................  4.750   10/01/1997    1,002,365
      500,000  California St. GO...........................................  4.600   11/01/1997      501,381
      185,000  Grossmont, CA, Hosp. Dist. Rev., Ser. A, Prerefunded @ 102..  8.000   11/15/1997      191,449
      400,000  Los Angeles Co., CA, Capital Asset Leasing Corp.
                    Leasehold Rev..........................................  4.700   12/01/1997      401,474
      300,000  California St. GO...........................................  5.750   02/01/1998      303,243
    1,000,000  Fremont, CA, Unified School Dist. GO TRANS..................  4.250   06/30/1998    1,003,350
--------------                                                                                   ------------
 $ 12,950,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $13,002,125)................................                      $13,002,125
                                                                                                 ------------


CALIFORNIA TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 49.1%                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    600,000  California PCR Fin. Auth. (Del Marva Power & Light
                    Burney Forest Proj.)...................................  3.950%  07/01/1997  $   600,000
      500,000  Irvine Ranch, CA, Water Dist. Rev., Ser. 1993A..............  3.800   07/01/1997      500,000
      500,000  Irvine Ranch, CA, Water Dist. Rev., Ser. 1985B..............  3.800   07/01/1997      500,000
      500,000  California PCR Fin. Auth. (Honeylake Power).................  4.250   07/01/1997      500,000
    1,000,000  California PCR Fin. Auth. (Solag Disposal Project)..........  4.100   07/02/1997    1,000,000
    1,900,000  San Rafael, CA, IDR, Ser. 1984 (Phoenix American, Inc.).....  4.150   07/02/1997    1,900,000
    2,900,000  Santa Paula, CA, Public Fin. Auth., Ser. 1996 (Water Sys.
                    Acquisition Proj.).....................................  4.200   07/02/1997    2,900,000
    1,600,000  Vacaville, CA, IDA IDR (Leggett & Platt, Inc.)..............  4.200   07/02/1997    1,600,000
    1,500,000  Dinuba, CA, Fin. Auth., Ser. 1996A (Wastewater Treatment
                    Plant Proj.)...........................................  4.200   07/02/1997    1,500,000
    1,000,000  San Bernardino Co., CA, Capital Impt. Refinancing
                    Proj. Rev..............................................  4.250   07/03/1997    1,000,000
    1,000,000  San Bernardino, CA, IDR (LaQuinta Motor Inns)...............  4.250   07/03/1997    1,000,000
    1,500,000  Hanford, CA, Sewer Rev., Ser. A.............................  4.250   07/03/1997    1,500,000
    1,300,000  San Bernardino Co., CA, COP.................................  4.350   07/03/1997    1,300,000
--------------                                                                                   ------------
 $ 15,800,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $15,800,000)................................                      $15,800,000
                                                                                                 ------------

===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 3.4%                               RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Orange Co., CA, Spec. Fin. Auth. Teeter Plan Rev., Ser. B...  5.850%  11/01/1997  $ 1,005,852
      100,000  Sacramento Co., CA, HFA Rev., Ser 1 (Rancho Natomas)........  6.500   12/15/1997      101,008
--------------                                                                                   ------------
 $  1,100,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $1,106,860).................................                      $ 1,106,860
                                                                                                 ------------

===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     COMMERCIAL PAPER-- 7.8%                                        RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,500,000  Riverside Co., CA, Trans. Auth. Sales Tax Rev. .............  3.550%  07/14/1997  $ 1,500,000
    1,000,000  Los Angeles Co., CA, Metro. Trans. Auth. Rev., Ser. A.......  3.750   09/04/1997    1,000,000
--------------                                                                                   ------------
 $  2,500,000  TOTAL COMMERCIAL PAPER
--------------
               (Amortized Cost $2,500,000).................................                      $ 2,500,000
                                                                                                 ------------
 $ 32,350,000  TOTAL INVESTMENTS AT VALUE-- 100.7%
==============
               (Amortized Cost $32,408,985)................................                      $32,408,985

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.7)% .............                        ( 222,674 )
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $32,186,311
                                                                                                 ============

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1997
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 28.9%          RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Kent, OH, CSD School Impt. GO BANS, Ser. 1997...............  4.000%  07/15/1997  $ 2,000,264
    1,000,000  Madeira, OH, LSD GO TANS....................................  4.220   07/17/1997    1,000,267
      180,000  Powell Village, OH, Street Impt. GO BANS....................  4.440   07/22/1997      180,034
    1,400,000  Powell Village, OH, Road Impt. GO BANS......................  4.250   07/22/1997    1,400,116
    2,203,000  Orange, OH, CSD GO BANS.....................................  4.100   07/22/1997    2,203,122
    2,000,000  Parma, OH, CSD GO BANS......................................  4.700   07/31/1997    2,000,949
    2,000,000  Olentangy, OH, LSD GO BANS..................................  4.250   08/15/1997    2,001,344
    1,205,000  Shelby, OH, GO BANS, Ser. 1996..............................  4.300   08/21/1997    1,205,408
      600,000  Marysville, OH, Street Impt. GO BANS........................  4.270   08/28/1997      600,247
    2,500,000  Mentor City, OH, GO BANS....................................  4.150   09/04/1997    2,502,380
      600,000  Hancock Co., OH, GO BANS....................................  4.820   09/06/1997      601,309
    1,165,000  Loveland, OH, GO BANS.......................................  4.150   09/12/1997    1,165,879
    2,300,000  Champaign Co., OH, GO BANS..................................  4.250   09/17/1997    2,301,192
      940,000  Pepper Pike, OH, Water Impt. GO BANS........................  4.500   09/19/1997      940,989
    3,425,000  Ohio St. Bldg. Auth. Rev., Ser. A (Highway Safety Bldg.)....  4.500   10/01/1997    3,431,730
    1,250,000  Lake Co., OH, GO BANS.......................................  4.150   10/09/1997    1,250,493
    1,400,000  Gates Mills Village, OH, Waterworks Impt. GO BANS...........  4.125   10/16/1997    1,400,886
    1,050,000  Obetz Village, OH, GO BANS..................................  4.370   10/23/1997    1,050,849
      925,000  Vermillion, OH, Sewer Sys. GO BANS..........................  4.150   10/31/1997      925,297
    2,000,000  Ohio St. Public Fac., Rev. Comm. Higher Educ., Ser. II-B....  4.500   11/01/1997    2,005,210
    1,965,000  Ohio St. Public Fac., Rev. Comm. Higher Educ., Ser. II-A....  4.375   11/01/1997    1,969,870
    1,400,000  Bryan City, OH, Hydro Electric Dam BANS.....................  4.100   11/12/1997    1,400,987
    3,000,000  Hamilton, OH, Real Estate Acquisition Rev. BANS.............  4.700   11/20/1997    3,003,345
    1,390,000  Brooklyn, OH, GO BANS, Ser. 2...............................  4.250   12/04/1997    1,391,731
    2,000,000  Euclid City, OH, CSD TRANS..................................  3.980   12/11/1997    2,001,996
    3,000,000  Geauga Co., OH, Park Dist. GO BANS..........................  4.000   12/11/1997    3,000,019
      800,000  Maple Heights, OH, CSD GO TRANS.............................  3.840   12/12/1997      800,243
      950,000  Marysville, OH, GO BANS.....................................  4.070   12/15/1997      951,061
    2,000,000  Ohio School Dist. TRANS COPS, Ser. 1997A....................  4.470   12/31/1997    2,007,057
    1,000,000  Springboro, OH, Water Sys. Impt. BANS.......................  4.350   01/28/1998    1,001,676
      810,000  Marysville, OH, GO BANS.....................................  4.160   01/29/1998      811,175
    4,000,000  East Palestine, OH, CSD GO BANS.............................  4.000   01/29/1998    4,002,236
      950,000  South Euclid-Lydnhurst, OH, CSD GO BANS.....................  4.125   02/13/1998      951,849
      500,000  Maple Heights, OH, CSD GO BANS..............................  3.930   02/13/1998      500,327
    1,200,000  Muskingum Co., OH, County Building BANS, Ser. 1997..........  4.150   03/04/1998    1,202,329
    2,000,000  Plain Township, OH, Fire Station Construction &
                    Impt. GO BANS..........................................  4.300   03/09/1998    2,004,001
    5,000,000  Indian Lake, OH, LSD GO BANS................................  4.350   03/25/1998    5,010,534
    1,150,000  Ohio St. Natural Resources Cap. Fac. GO, Ser. C.............  4.500   04/01/1998    1,156,257
    1,411,000  Crestline Village, OH, Cap. Fac. GO BANS....................  4.650   04/09/1998    1,414,126
      670,000  Marysville, OH, Road Realignment GO BANS....................  4.370   04/17/1998      671,121
      900,000  Allen Co., OH, Bath Twp. Dist. GO BANS......................  4.200   04/28/1998      900,351
    2,000,000  Mentor, OH, Exempted Village School District GO BANS........  4.250   05/07/1998    2,003,204
    1,350,000  Marysville, OH, GO BANS.....................................  4.410   05/08/1998    1,352,861
    1,170,000  Middleburg Heights, OH, GO BANS ............................  4.100   05/29/1998    1,171,532
    1,494,000  Groveport-Madison, OH, LSD RANS, Ser. 1997..................  5.100   06/15/1998    1,502,225
    2,400,000  Obetz Village, OH, Street Impt. GO BANS.....................  4.200   06/19/1998    2,403,342
    1,190,000  Van Wert City, OH, Sewer Impt. GO BANS......................  4.350   06/23/1998    1,193,909
      500,730  Beavercreek, OH, LSD GO BANS................................  4.430   06/25/1998      502,528
--------------                                                                                   ------------
 $ 76,343,730  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $76,449,857)................................                      $76,449,857
                                                                                                 ------------


OHIO TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 56.5%                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,600,000  Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ........  3.600%  07/01/1997  $ 1,600,000
    1,300,000  Franklin Co., OH, IDR (Jacobsen Stores).....................  3.650   07/01/1997    1,300,000
    1,100,000  Franklin Co., OH, IDR (Capitol South).......................  3.600   07/01/1997    1,100,000
      165,000  Franklin Co., OH, IDR (Boa Ltd. Proj.)......................  3.650   07/01/1997      165,000
    2,800,000  Muskingum Co., OH, IDR (Elder-Beerman)......................  3.950   07/01/1997    2,800,000
      350,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  4.200   07/01/1997      350,000
    2,340,000  Defiance Co., OH, IDR (Isaac Property Proj.)................  4.250   07/01/1997    2,340,000
       40,000  Cuyahoga Co., OH, IDR (Schottenstein Stores)................  4.250   07/01/1997       40,000
    4,195,000  Cuyahoga Co., OH, IDR (S & R Playhouse Realty)..............  3.750   07/01/1997    4,195,000
      445,000  Lucas Co., OH, IDR (Associates Proj.).......................  4.300   07/01/1997      445,000
    4,800,000  Ohio St. Higher Educ. Fac. Rev. (Pooled Financing)..........  4.200   07/01/1997    4,800,000
    4,800,000  Ohio EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.)......  4.100   07/01/1997    4,800,000
    4,250,000  Cincinnati-Hamilton Co., OH, Port. Auth. Rev.
                    (Kaiser Agric. Chemical Co.)...........................  3.150   07/01/1997    4,250,000
      500,000  Ohio St. Environ. Impt. Rev. (U.S. Steel Corp.).............  3.850   07/01/1997      500,000
      494,000  Lorain Co., OH, IDR, Ser. C (Kindercare)....................  4.550   07/01/1997      494,000
    1,000,000  Morrow Co., OH, IDR (Field Container Corp.).................  4.200   07/02/1997    1,000,000
    2,000,000  Montgomery Co., OH, EDR (Dayton Art Institute)..............  4.250   07/02/1997    2,000,000
      340,000  Montgomery Co., OH, IDR (Kindercare)........................  4.550   07/02/1997      340,000
      805,000  Montgomery Co., OH, Health Care Rev., Ser. A
                    (Dayton Area MRI Consortium)...........................  4.250   07/02/1997      805,000
      800,000  Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.)...  4.250   07/02/1997      800,000
    4,000,000  Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997B,
               (Health Alliance Of Greater Cincinnati).....................  4.150   07/02/1997    4,000,000
      200,000  Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.)...........  4.100   07/02/1997      200,000
    1,000,000  Butler Co., OH, IDR (Phillip Morris Co.)....................  4.150   07/02/1997    1,000,000
      437,000  Stark Co., OH, IDR, Ser. D (Kindercare).....................  4.550   07/02/1997      437,000
    2,410,000  Summit Co., OH, IDR (Bowery Assoc.).........................  4.200   07/02/1997    2,410,000
      375,000  Wadsworth, OH, IDR (Kindercare).............................  4.550   07/02/1997      375,000
    1,100,000  Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)............  4.350   07/02/1997    1,100,000
      287,000  Middletown, OH, IDR, Ser. A (Kindercare)....................  4.550   07/02/1997      287,000
    1,100,000  Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)..............  4.350   07/02/1997    1,100,000
      300,000  Medina, OH, IDR (Kindercare)................................  4.550   07/02/1997      300,000
    2,390,000  Erie Co., OH, IDR (Toft Dairy, Inc.)........................  4.250   07/02/1997    2,390,000
      980,000  Centerville, OH, Health Care Rev. (Bethany Lutheran)........  4.100   07/02/1997      980,000
    1,050,000  Cuyahoga Co., OH, Health Care Fac. Rev.
                    (Benjamin Rose Inst.)..................................  4.300   07/02/1997     1,050,000
      960,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993A
               (Hospice of the Western Reserve)............................  4.250   07/02/1997      960,000
      935,000  Lucas Co., OH, IDR, Ser. D (Kindercare).....................  4.550   07/02/1997      935,000
      960,000  Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.)................  4.250   07/02/1997      960,000
    2,000,000  Cuyahoga Co., OH, IDR, Ser. 1989 (Motch Corp. Proj.)........  4.700   07/02/1997    2,000,000
    1,100,000  Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)...........  4.350   07/02/1997    1,100,000
    1,750,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993B
               (Hospice of the Western Reserve)............................  4.250   07/02/1997    1,750,000
      245,000  Franklin Co., OH, IDR (Columbus Dist.)......................  4.300   07/02/1997      245,000
      375,000  Hudson Village, OH, IDR, Ser. A (Kindercare)................  4.550   07/02/1997      375,000
    1,000,000  Lucas Co., OH, EDR (Glendale Meadows).......................  4.250   07/02/1997    1,000,000
    1,070,000  Huron Co., OH, Rev. (Norwalk Furniture Corp.)...............  4.250   07/02/1997    1,070,000
    1,045,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  4.200   07/02/1997    1,045,000
      564,000  Franklin Co., OH, IDR, Ser. D (Kindercare)..................  4.550   07/02/1997      564,000
    1,505,000  Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.)....  4.250   07/02/1997    1,505,000
    5,775,000  Sharonville, OH, IDR (Duke Realty Proj).....................  4.200   07/03/1997    5,775,000
      500,000  Ohio St. Air Quality Dev. Auth. Rev. (Mead Corp.)...........  4.000   07/03/1997      500,000
    4,000,000  Montgomery Co., OH, Ltd. Obligation Rev., Ser. 1996
                    (St. Vincent de Paul Proj.)............................  4.250   07/03/1997    4,000,000


OHIO TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 56.5%                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  3,920,000  Montgomery Co., OH, Health Care Rev.
                    (Comm. Blood Ctr. Proj.)...............................  4.200%  07/03/1997  $ 3,920,000
    1,015,000  Pike Co., OH, EDR (Pleasant Hill)...........................  4.200   07/03/1997    1,015,000
      615,000  Summit Co., OH, IDR (Go-Jo Indust.).........................  4.200   07/03/1997      615,000
    1,000,000  Rickenbacker, OH, Port. Auth. Rev.
                    (Rickenbacker Holdings, Inc.)..........................  4.200   07/03/1997    1,000,000
    5,000,000  Hamilton Co., OH, Health Fac. Rev., Sec. 1997A
                    (Episcopal Retirement Homes)...........................  4.180   07/03/1997    5,000,000
    2,230,000  Toledo-Lucas Co., OH, Port. Auth. Rev.
                    (Countrymark Coop. Proj.)..............................  4.300   07/03/1997    2,230,000
    5,800,000  Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997A
                    (Children's Hosp. Medical Ctr.)........................  4.150   07/03/1997    5,800,000
    1,565,000  Village of Andover, OH, Health Care Rev., Ser. 1996
                    (D&M Realty Proj.).....................................  4.200   07/03/1997    1,565,000
    1,600,000  Warren Co., OH, IDR (Liquid Container)......................  4.100   07/03/1997    1,600,000
    2,200,000  Westlake, OH, IDR (Nordson Co.).............................  4.200   07/03/1997    2,200,000
    4,590,000  Trumbull Co., OH, Hosp. Rev. (Shepherd Valley Lutheran).....  4.200   07/03/1997    4,590,000
      475,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                    (Visiting Nurse Svcs. Proj.)...........................  4.250   07/03/1997      475,000
      840,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  4.200   07/03/1997      840,000
    1,700,000  Mahoning Co., OH, Health Care Fac. Rev.
                    (Ohio Heart Institute).................................  4.200   07/03/1997    1,700,000
    1,900,000  Cuyahoga Co., OH, Hosp. Impt. Rev. (Univ. Hosp. Cleveland)..  5.000   07/03/1997    1,900,000
    5,300,000  Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters).....  5.000   07/03/1997    5,300,000
    1,400,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985B
                         (Cincinnati Gas & Elect.).........................  4.700   07/03/1997    1,400,000
    1,800,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1995A
                    (Cincinnati Gas & Elect.)..............................  4.700   07/03/1997    1,800,000
    3,920,000  Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
                         (Ashtabula Co. Med. Ctr. Proj.)...................  4.200   07/03/1997    3,920,000
    1,800,000  Clinton Co., OH, Hosp. Rev. (Clinton Memorial)..............  4.300   07/03/1997    1,800,000
    1,210,000  Franklin Co., OH, IDR  (Ohio Girl Scouts)...................  4.200   07/03/1997    1,210,000
    2,000,000  Franklin Co., OH, IDR (Alco Standard Corp.).................  4.350   07/03/1997    2,000,000
    8,000,000  Franklin Co., OH, IDR (Berwick Steel).......................  4.250   07/03/1997    8,000,000
    2,000,000  Lucas Co., OH, IDR (Ohio Citizens Bank Proj.)...............  4.300   07/03/1997    2,000,000
    2,000,000  Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks).....  4.200   07/03/1997    2,000,000
      400,000  Lucas Co., OH, Rev. (Sunshine Children's Home)..............  4.300   07/03/1997      400,000
    3,600,000  Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996
                         (Lima Memorial Hosp.).............................  4.300   07/03/1997    3,600,000
      400,000  Franklin Co., OH, IDR (Columbus College)....................  4.200   07/03/1997      400,000
    1,389,000  Hamilton Co., OH, EDR, Ser. 1995
                         (Cincinnati Assoc. Performing Arts)...............  4.200   07/03/1997    1,389,000
      800,000  Ohio St. Higher Educ. Fac. Rev. (John Carroll Univ.)........  4.125   07/07/1997      800,000
    1,900,000  Summit Co., OH, Health Care Fac. Rev., Ser. 1997
                         (Evant Inc. Proj.)................................  4.250   07/10/1997    1,900,000
    2,050,000  Ashland Co., OH, Hosp. Fac. Rev., Ser. 1989
                         (Good Shepherd Home)..............................  4.500   07/11/1997    2,050,000
    1,400,000  Hamilton Co., OH, IDR (ADP System)..........................  3.700   07/15/1997    1,400,000
--------------                                                                                   ------------
 $149,356,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $149,356,000)...............................                      $149,356,000
                                                                                                 ------------

===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 13.9%                              RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. A
                    (Duquesne Light).......................................  3.950%  07/16/1997  $ 2,500,000
      140,000  Middletown, OH, IDR (Continental Commercial
                    Properties Proj.)......................................  3.850   08/01/1997      140,000
    1,315,000  Hamilton, OH, IDR (Continental Commercial Properties Proj.).  3.850   08/01/1997    1,315,000
      759,000  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  4.150   09/01/1997      759,000
      660,000  Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.)............  3.800   09/01/1997      660,000
    2,545,000  Perry Co., OH, Nursing Fac. Rev., Ser. 1996
                    (New Lexington Hlth. Corp. Proj.)......................  4.000   09/01/1997    2,545,000
    4,740,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.)..................  4.190   10/01/1997    4,740,000
      170,000  Franklin Co., OH, IDR (Pan Western Life)....................  3.850   10/01/1997      170,000
    1,240,000  Miami Valley Tax-Exempt Mtg. Bond Trust.....................  4.880   10/15/1997    1,240,000
    1,450,000  Clermont Co., OH, EDR (John Q. Hammons Proj.)...............  4.000   11/01/1997    1,450,000
      650,000  Franklin Co., OH, IDR (GSW Proj.)...........................  3.700   11/01/1997      650,000


OHIO TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 13.9%                              RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  3,215,000  Ohio HFA MFH (Lincoln Park).................................  4.250%  11/01/1997  $ 3,215,000
    3,705,000  Richland Co., OH, IDR (Mansfield Sq. Proj.).................  3.700   11/15/1997    3,705,000
      935,000  Scioto Co., OH, Health Care Rev. (Hillview Retirement)......  3.650   12/01/1997      935,000
      395,000  Cuyahoga Co., OH, IDR (Welded Ring).........................  3.650   12/01/1997      395,000
      710,000  Cuyahoga Co., OH, Health Care Rev. (Cleveland
                    Neighborhood Hlth. Svcs.)..............................  3.900   12/01/1997      710,000
      320,000  Lucas Co., OH, EDR (Cross County Inns, Inc.)................  3.750   12/01/1997      320,000
    2,355,000  Franklin Co., OH, IDR (Leveque & Assoc. Proj.)..............  3.650   12/01/1997    2,355,000
    1,060,000  Gallia Co., OH, IDR (Jackson Pike Assoc.)...................  3.600   12/15/1997    1,060,000
    2,915,000  Ohio Company Tax-Exempt Mtg. Bond Trust, Ser. 2.............  3.900   12/15/1997    2,914,203
      670,000  Franklin Co., OH, EDR (JAL Realty)..........................  3.900   01/15/1998      670,000
    4,250,000  Ohio St. Air Quality Dev. Auth., Ser. A (Ohio Edison).......  3.950   02/01/1998    4,254,705
--------------                                                                                   ------------
 $ 36,699,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $36,702,908)................................                      $36,702,908
                                                                                                 ------------
 $262,398,730  TOTAL INVESTMENTS AT VALUE -- 99.3%
==============
               (Amortized Cost $262,508,765)...............................                      $262,508,765

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.7% ...............                        1,798,891
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $264,307,656
                                                                                                 ============


FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1997
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION  BONDS-- 38.3%         RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    175,000  Puerto Rico Commonwealth GO, Prerefunded @ 102..............  7.125%  07/01/1997  $   178,500
      250,000  Venice, FL, Util. Rev., Prerefunded @ 102...................  6.900   07/01/1997      255,000
      375,000  Florida St. Dept. of Natural Resources, Ser. 1992
                    (Preservation 2000)....................................  5.750   07/01/1997      375,000
      200,000  Florida St. Turnpike Auth. Rev., Ser. 1992A.................  5.000   07/01/1997      200,000
      200,000  Florida St. Dept. of Natural Resources, Ser. 1993
                    (Preservation 2000)....................................  4.200   07/01/1997      200,000
      100,000  Florida St. Turnpike Auth. Rev..............................  3.900   07/01/1997      100,000
      250,000  Florida St. Turnpike Auth. Rev., Ser. 1991A.................  6.200   07/01/1997      250,000
      150,000  Florida St. Div. Board Fin. Rev. (Dept. of
                    Environmental Protection)..............................  4.500   07/01/1997      150,000
      500,000  Broward Co., FL, GO, Prerefunded @ 102......................  6.900   07/01/1997      510,000
    1,000,000  Dade Co., FL, School Board COP, Ser. B......................  4.250   08/01/1997    1,000,411
      100,000  Pinellas Co., FL, Transportation Impt. Rev., Ser. A.........  3.800   08/01/1997      100,004
      170,000  Walton Co., FL, GO..........................................  3.650   08/01/1997      170,000
      400,000  Cape Coral, FL, Water Rev...................................  6.625   08/01/1997      400,902
      520,000  San Antonio, TX, GO.........................................  8.000   08/01/1997      521,765
      100,000  Pasco Co., FL, Optional Gas Tax Rev.........................  6.900   08/01/1997      100,238
      400,000  Venice, FL, Health Care Rev. (Bon Secours Health
                    Sys. Proj.)............................................  3.800   08/15/1997      400,056
      475,000  Homestead, FL, Special Insurance Assessment Rev.,
                    Escrowed to Maturity...................................  4.400   09/01/1997      475,562
      350,000  Homestead, FL, Special Insurance Assessment Rev.............  4.400   09/01/1997      350,373
      225,000  Port Everglades, FL, Port Auth. Rev.........................  6.900   09/01/1997      226,090
      550,000  Okaloosa Co., FL, School Board COP..........................  5.000   09/01/1997      551,090
    1,500,000  Orange Co., FL, School Dist. TANS...........................  4.000   09/15/1997    1,500,800
    1,240,000  Bay Medical Ctr., FL, Hosp. Rev. (Bay Medical Ctr. Proj.)...  4.000   10/01/1997    1,240,903
      500,000  Jacksonville, FL, Elec. Auth. Rev. (St. Johns River)........  4.000   10/01/1997      500,304
      200,000  Hollywood, FL, Water & Sewer Rev............................  5.800   10/01/1997      201,034
      350,000  Key West, FL, Util. Board Elec. Rev.........................  3.650   10/01/1997      350,000
      250,000  Dade Co., FL, Water & Sewer Rev.............................  4.500   10/01/1997      250,493
      125,000  West Palm Beach, FL, Gtd. Entitlement Rev.,
                    Prerefunded @ 102......................................  6.500   10/01/1997      128,307
      155,000  Laguna Madre, TX, Water Dist. Rev...........................  4.100   11/01/1997      155,000
      275,000  Matteson, IL, GO, Ser. A....................................  4.900   12/01/1997      276,267
      340,000  Wichita KS, GO..............................................  6.850   12/01/1997      344,282
    1,060,000  Cook Co., IL, School Dist. GO...............................  4.500   12/01/1997    1,063,191
    2,000,000  Cheshire Co., NH, TANS......................................  3.890   12/29/1997    2,000,383
      250,000  Polk Co., FL, School Board COP..............................  4.400   01/01/1998      250,744
      400,000  St. Lucie Co., FL, School Dist. GO..........................  4.000   02/01/1998      400,236
      500,000  Collier Co., FL, Special Obligation Rev.....................  3.700   03/01/1998      500,000
      335,000  Clay Co., FL, School Board COP..............................  4.200   07/01/1998      335,652
--------------                                                                                   ------------
 $ 15,970,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $16,012,587)................................                      $16,012,587
                                                                                                 ------------


FLORIDA TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 44.1%                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    100,000  St. Lucie Co., FL, PCR (Florida Power & Light)..............  4.000%  07/01/1997  $   100,000
    1,200,000  Jacksonville, FL, Health Fac. Auth. Rev., Ser. 1996
                    (Genesis Rehab. Hosp.).................................  4.200   07/01/1997    1,200,000
      800,000  Jacksonville, FL, Health Fac. Auth. Rev.
                    (River Garden Proj.)...................................  4.650   07/01/1997      800,000
      800,000  Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters).....  4.150   07/01/1997      800,000
      875,000  Volusia Co., FL, Health Fac. Auth. Rev.
                    (Sun Point Apt. Proj.).................................  4.150   07/01/1997      875,000
    2,000,000  Orange Co., FL, IDR, Ser. 1996A (Univ. of Central
                    Florida Proj.).........................................  4.100   07/02/1997    2,000,000
    1,735,000  Illinois St. Dev. Fin Auth. MFH Rev. (Cobbler Square Proj.).  4.600   07/02/1997    1,735,000
    1,500,000  St. John's Co., FL, HFA Rev. (Anastasia Shores Apt. Proj.)..  4.250   07/02/1997    1,500,000
    1,400,000  Broward Co., FL, MFH Rev. (Margate Proj.)...................  4.250   07/02/1997    1,400,000
      720,000  Volusia Co., FL, Health Fac. Auth. Rev., Pooled Hosp.
                    Loan Prog. ............................................  4.150   07/02/1997      720,000
      400,000  San Rafael, CA, IDR, Ser. 1994 (Phoenix American, Inc.).....  4.150   07/02/1997      400,000
      300,000  York, PA, Gen. Auth. Pooled Fin. Rev........................  4.150   07/03/1997      300,000
    1,700,000  Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.)....  4.350   07/03/1997    1,700,000
    1,500,000  Marion Co., FL, HFA (Paddock Place Proj.)...................  4.250   07/03/1997    1,500,000
    1,400,000  Jacksonville, FL, Health Fac. Auth. Rev.
                    (Faculty Practice Assoc.) .............................  4.250   07/03/1997    1,400,000
    2,000,000  Boca Raton, FL, IDR (Parking Garage)........................  4.500   07/03/1997    2,000,000
--------------                                                                                   ------------
 $ 18,430,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $18,430,000)................................                      $18,430,000
                                                                                                 ------------

===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 4.7%                               RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,450,000  Florida HFA Rev.............................................  3.750%  12/15/1997  $ 1,450,000
      515,000  Corpus Christi, TX, IDR.....................................  3.850   02/01/1998      515,000
--------------                                                                                   ------------
 $  1,965,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $1,965,000).................................                      $ 1,965,000
                                                                                                 ------------

===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     COMMERCIAL PAPER-- 15.6%                                       RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,500,000  St. Lucie Co., FL, PCR (Florida Power & Light)..............  4.000%  07/07/1997  $ 1,500,000
    1,500,000  St. Lucie Co., FL, PCR (Florida Power & Light)..............  3.950   07/10/1997    1,500,000
    2,000,000  Orange Co., FL, Health Fac. Auth., Pooled Hosp. Loan Prog...  3.750   07/15/1997    2,000,000
    1,500,000  Pinellas Co., FL Pooled Independent Higher Educ. Fac. Rev...  3.600   07/28/1997    1,500,000
--------------                                                                                   ------------
 $  6,500,000  TOTAL COMMERCIAL PAPER
--------------
               (Amortized Cost $6,500,000).................................                      $ 6,500,000
                                                                                                 ------------
 $ 42,865,000  TOTAL INVESTMENTS AT VALUE-- 102.7%
==============
               (Amortized Cost $42,907,587)................................                      $42,907,587

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.7)% .............                      ( 1,125,123 )
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $41,782,464
                                                                                                 ============


TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
June 30, 1997
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               ALASKA -- 0.6%
 $    385,000  Alaska St. HFC Rev..........................................  7.650%  12/01/2010  $   385,038
                                                                                                 ------------

               ARIZONA -- 1.8%
      400,000  Arizona Educ. Loan Mkt. Corp. Rev., Ser. A..................  6.700   03/01/2000      416,556
      600,000  Maricopa Co., AZ, School Dist. Rev., Ser. 1991C
                     (Tempe Elem.).........................................  8.000   07/01/2004      715,806
                                                                                                 ------------
                                                                                                   1,132,362
                                                                                                 ------------
               CALIFORNIA -- 2.8%
      500,000  Santa Clara Co., CA, Hsg. Auth. ARPB (Orchard Glen Apts.)...  5.250   11/01/1998      502,185
      470,000  Sacramento Co., CA, MFH ARPB (Fairway One Apts.)............  5.875   02/01/2003      475,457
      500,000  Santa Monica, CA, Redev. Agy. Lease Rev.....................  6.000   07/01/2003      537,440
      250,000  California HFA Multi-Unit Rental Rev., Ser. B...............  6.500   08/01/2005      262,847
                                                                                                 ------------
                                                                                                   1,777,929
                                                                                                 ------------
               FLORIDA -- 8.4%
      500,000  Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.)...  5.700   04/01/2001      509,625
      200,000  Florida St. GO..............................................  6.500   05/01/2004      202,692
    1,000,000  Jacksonville, FL, ExciseTax Rev., Ser. B....................  5.400   10/01/2006    1,028,190
      750,000  Hillsborough Co., FL, Solid Waste Rev.......................  5.500   10/01/2006      783,293
      455,000  Pensacola, FL, Airport Rev., Ser. 1997B.....................  5.400   10/01/2007      467,954
    1,000,000  Pasco Co., FL, HFA MFH Rev., Ser. 1997B
                    (Cypress Trail Apt. Proj.).............................  5.500   06/01/2008      995,900
    1,345,000  Florida HFA MFH Sr. Lien, Ser. I-1..........................  6.100   01/01/2009    1,369,815
                                                                                                 ------------
                                                                                                   5,357,469
                                                                                                 ------------
               GEORGIA -- 0.9%
      500,000  Columbus, GA, Med. Ctr. Hosp. Auth. Rev.....................  6.400   08/01/2006      542,375
                                                                                                 ------------

               ILLINOIS -- 2.0%
      500,000  Aurora, IL, MFH Rev., Ser. 1988 (Fox Valley)................  7.750   09/01/1998      513,600
      680,000  Illinois St. Educ. Fac. Auth. Rev., Ser. A (Loyola Univ.),
                    Prerefunded @ 102......................................  7.125   07/01/2001      757,690
                                                                                                 ------------
                                                                                                   1,271,290
                                                                                                 ------------
               INDIANA -- 11.0%
    3,185,000  Purdue University, IN, COP, Prerefunded @ 102...............  6.250   07/01/2001    3,451,393
    1,000,000  Indiana Bond Bank Special Prog. Rev., Ser. A-1..............  6.650   01/01/2003    1,035,280
    1,865,000  Purdue University, IN, COP..................................  5.750   07/01/2007    1,962,577
      500,000  Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A..........  6.600   01/01/2012      524,675
                                                                                                 ------------
                                                                                                   6,973,925
                                                                                                 ------------
               IOWA -- 1.9%
      250,000  Iowa Student Loan Liquidity Corp. Rev.......................  6.400   07/01/2004      266,593
      395,000  Iowa HFA Rev................................................  6.500   07/01/2006      414,663
      240,000  Iowa Student Loan Liquidity Corp. Rev.......................  6.600   07/01/2008      252,895
      250,000  Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's
                    Methodist Hosp.).......................................  6.000   08/15/2009      263,777
                                                                                                 ------------
                                                                                                   1,197,928
                                                                                                 ------------

               KENTUCKY -- 2.4%
      675,000  Owensboro, KY, Elec. Light & Power Rev., Prerefunded @ 102.. 10.250   01/01/2000      780,253
      750,000  Kentucky St. Turnpike Auth. EDR (Revitalization Proj.)......  5.250   07/01/2005      773,213
                                                                                                 ------------
                                                                                                   1,553,466
                                                                                                 ------------


TAX-FREE INTERMEDIATE TERM FUND (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA -- 1.6%
 $    440,000  Louisiana Public Fac. Auth. Rev. (Medical Ctr.
                    of Louisiana)..........................................  6.000%  10/15/2003    $ 466,910
      500,000  West Ouachita Parish, LA, School Dist. GO, Ser. A...........  6.700   03/01/2006      543,150
                                                                                                 ------------
                                                                                                   1,010,060
                                                                                                 ------------
               MARYLAND -- 0.8%
      500,000  Maryland St. Health & Higher Educ. Fac. Auth. Rev.,
               (Univ. of Maryland Medical Sys.)............................  6.500   07/01/2001      537,965
                                                                                                 ------------

               MASSACHUSETTS -- 2.9%
      750,000  Massachusetts St. Indust. Fin. Agy. ARPB
                    (Asahi/America, Inc.)..................................  5.100   03/01/1999      759,518
      500,000  New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B..........  6.500   09/01/2002      538,595
      500,000  New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A..........  6.600   09/01/2002      537,280
                                                                                                 ------------
                                                                                                   1,835,393
                                                                                                 ------------
               MICHIGAN -- 1.7%
    1,000,000  Michigan St. Bldg. Auth. Rev., Ser. II......................  6.400   10/01/2004    1,080,360
                                                                                                 ------------

               MINNESOTA -- 1.2%
      700,000  Centennial, MN, ISD GO, Ser. A..............................  5.600   02/01/2002      732,739
                                                                                                 ------------

               MISSISSIPPI -- 1.2%
      500,000  Mississippi Higher Educ. Rev., Ser. B.......................  6.100   07/01/2001      520,095
      250,000  Hattiesburg, MS, Water & Sewer Rev..........................  4.800   08/01/2002      252,235
                                                                                                 ------------
                                                                                                     772,330
                                                                                                 ------------
               NEBRASKA -- 1.1%
      655,000  Nebraska Invest. Fin. Auth. Rev., Ser. 1989 (Foundation for Educ. Fund),
                    Escrowed to Maturity...................................  7.000   11/01/2009      676,294
                                                                                                 ------------

               NEVADA -- 2.6%
      315,000  Washoe Co., NV, GO, Prerefunded @ 102.......................  7.375   07/01/1999      340,071
    1,000,000  Las Vegas, NV, GO, Sewer Impt. Rev, Prerefunded @ 102.......  6.500   04/01/2002    1,100,820
      185,000  Washoe Co., NV, GO..........................................  7.375   07/01/2009      198,795
                                                                                                 ------------
                                                                                                   1,639,686
                                                                                                 ------------
               NEW YORK -- 3.1%
      500,000  New York Local Govt. Asst. Corp. Rev., Ser. 1991B...........  7.000   04/01/2002      549,675
       85,000  New York, NY, GO............................................  8.000   08/01/2005       87,003
    1,300,000  New York St. Twy Auth. Local Hwy. Impt. Rev.................  5.500   04/01/2006    1,355,809
                                                                                                 ------------
                                                                                                   1,992,487
                                                                                                 ------------
               NORTH CAROLINA -- 3.9%
    1,065,000  Durham, NC, COP, Prerefunded @ 102..........................  6.375   12/01/2001    1,167,975
    1,200,000  Asheville, NC, GO...........................................  6.100   03/01/2008    1,288,404
                                                                                                 ------------
                                                                                                   2,456,379
                                                                                                 ------------


TAX-FREE INTERMEDIATE TERM FUND (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               OHIO -- 19.8%
 $    200,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985B............  5.500%  07/01/1997  $   200,000
      500,000  Ohio St. Bldg. Auth. Rev., Ser. A, Escrowed to Maturity.....  7.150   03/01/1999      523,775
      700,000  Franklin Co., OH, Dev. & Ref. Rev., Ser. 1993
                    (American Chemical Soc.)...............................  5.500   04/01/2000      712,621
      500,000  Franklin Co., OH, Rev. (Online Computer Library Ctr.).......  5.500   04/15/2000      513,100
      710,000  Fairfield, OH, IDR ARPB (Skyline Chili, Inc.)...............  5.000   09/01/2000      710,305
      950,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                    (Summa Health Systems).................................  5.900   11/15/2002    1,003,077
      270,000  Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home)............  7.000   07/01/2003      295,037
      930,000  Ohio St. EDR Ohio Enterprise Bond Fd.
                    (Smith Steelite Proj.).................................  5.600   12/01/2003      951,055
      500,000  Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal
                    Retirement Home).......................................  6.600   01/01/2004      543,690
      825,000  Jackson, OH, Electric Sys. Mtg. Rev.........................  5.200   07/15/2004      826,906
      405,000  Ohio St. EDR, Ohio Enterprise Bond Fd. (Cheryl & Co.).......  5.500   12/01/2004      421,479
    1,000,000  Ohio St. Special Obligation Elem. & Secondary
                    Educ. Fac. Rev. .......................................  5.000   12/01/2004    1,017,940
    1,005,000  Franklin Co., OH, Health Care Fac. Rev.
                    (First Comm. Village)..................................  6.000   06/01/2006    1,031,019
      550,000  Portage Co., OH, Hospital Rev. (Robinson Memorial
                    Hospital Proj.)........................................  6.500   11/01/2006      610,704
      400,000  Painesville, OH, Elec. Rev..................................  6.000   11/01/2006      425,292
      530,000  Toledo, OH, GO..............................................  6.000   12/01/2006      575,628
      840,000  Kent State University General Receipts Rev..................  6.000   05/01/2007      911,366
      800,000  West Clermont, OH, LSD GO...................................  6.150   12/01/2008      864,264
      500,000  Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.)..........  7.000   01/01/2009      510,910
                                                                                                 ------------
                                                                                                  12,648,168
                                                                                                 ------------
               PENNSYLVANIA -- 2.6%
      590,000  Chartiers Valley, PA, Comm. Dev. ARPB (Colonial Bldg.
                    Partners Proj.)........................................  5.625   12/01/1997      592,808
      500,000  Pennsylvania St., IDR, Ser. A, Prerefunded @ 102............  7.000   07/01/2001      554,080
      500,000  Pennsylvania Fin. Auth. Muni. Cap. Impt. Proj. Rev..........  6.600   11/01/2009      539,205
                                                                                                 ------------
                                                                                                   1,686,093
                                                                                                 ------------
               SOUTH CAROLINA -- 4.5%
      500,000  South Carolina EDA EDR (St. Francis Hosp.)..................  4.300   07/01/1997      500,000
      145,000  Piedmont, SC, Muni. Power Agy. Rev., Ser. A,
                    Escrowed to Maturity...................................  6.000   01/01/2002      154,019
      855,000  Piedmont, SC, Muni. Power Agy. Rev., Ser. A.................  6.000   01/01/2002      903,897
      525,000  South Carolina St. GO, Ser. A...............................  6.000   03/01/2004      558,773
      725,000  Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
                    (Columbia Metro.)......................................  6.000   01/01/2008      766,180
                                                                                                 ------------
                                                                                                   2,882,869
                                                                                                 ------------
               TENNESSEE -- 1.8%
      525,000  Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990........  7.250   04/01/2003      583,091
      500,000  Nashville, TN, Metro. Airport Rev., Ser. C..................  6.625   07/01/2007      544,010
                                                                                                 ------------
                                                                                                   1,127,101
                                                                                                 ------------
               TEXAS -- 10.5%
      500,000  Texas Turnpike Auth. Rev. (Dallas N. Tollway),
                    Prerefunded @ 102......................................  7.250   01/01/1999      532,210
      500,000  Houston, TX, Sr. Lien Rev., Ser. A (Hotel Tax &
                    Parking Fac.), Prerefunded @ 100.......................  7.000   07/01/2001      547,815
      350,000  Univ. of Texas, TX, Rev., Ser. B, Prerefunded @ 102.........  6.750   08/15/2001      386,967
    1,000,000  Texas National Research Lab. Fin. Corp. Lease Rev.,
                    Prerefunded @ 102......................................  6.850   12/01/2001    1,115,170
      500,000  N. Texas Higher Educ. Student Loan Rev., Ser. 1991A.........  6.875   04/01/2002      529,455
      650,000  Lufkin TX, ISD GO...........................................  7.250   02/15/2006      756,997
      650,000  Galveston, TX, Health Fac. Rev. (Devereux Foundation).......  4.900   11/01/2006      651,404
      500,000  N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                    Indexed INFLOS.........................................  7.300   05/15/2008      546,735
      500,000  Tyler, TX, Health Fac. Rev. (East Texas Medical Center).....  5.000   11/01/2008      494,430
      394,818  Midland, TX, HFC Rev., Ser. A-2.............................  8.450   12/01/2011      424,599
      650,000  Univ. of Texas, TX, Rev., Ser. B............................  6.750   08/15/2013      706,037
                                                                                                 ------------
                                                                                                   6,691,819
                                                                                                 ------------


TAX-FREE INTERMEDIATE TERM FUND (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               UTAH -- 1.5%
 $    870,000  Utah St. School Dist. Fin. Corp. Rev., Mandatory Redemption.  8.375%  08/15/1998  $   924,906
                                                                                                 ------------

               VIRGINIA -- 1.6%
      500,000  Chesterfield Co., VA, GO, Ser. B............................  6.200   01/01/1999      515,670
      500,000  Chesapeake, VA, GO..........................................  5.900   08/01/2005      531,595
                                                                                                 ------------
                                                                                                   1,047,265
                                                                                                 ------------
               WASHINGTON -- 3.5%
      750,000  Seattle, WA, Drain & Wastewater Util. Rev.,
                    Prerefunded @ 102......................................  7.000   12/01/1999      811,725
      335,000  Washington St. GO, Ser. A, Prerefunded @ 100................  6.400   03/01/2001      357,683
    1,000,000  Washington St. Motor Vehicle Fuel Tax GO....................  6.000   09/01/2004    1,066,840
                                                                                                 ------------
                                                                                                   2,236,248
                                                                                                 ------------
               WISCONSIN -- 1.5%
      395,000  Village of Dresser, WI, PCR (F & A Dairy, Inc.).............  6.000   05/01/2000      401,340
      500,000  Wisconsin Public Power System Rev., Ser. A,
--------------      Prerefunded @ 102......................................  7.500   07/01/2000      553,575
                                                                                                 ------------
                                                                                                     954,915
                                                                                                 ------------
 $ 59,614,818  TOTAL MUNICIPAL BONDS-- 99.2%
==============
               (Amortized Cost $60,807,141)................................                      $63,124,859

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ...............                          521,308
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $63,646,167
                                                                                                 ============


OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
June 30, 1997
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 98.3%          RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    470,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
                    Prerefunded @ 102......................................  7.500%  09/01/1999 $    510,833
      500,000  Montgomery Co., OH, Garbage & Refuse Rev., Ser. A,
                    Prerefunded @ 102......................................  7.100   11/01/1999      541,800
      500,000  Ohio St. Bldg. Auth. Local Jail Rev., Prerefunded @ 102.....  7.350   04/01/2000      548,725
      500,000  Ohio St. Higher Educ. Fac. Rev. (Ohio Northern Univ.),
                    Prerefunded @ 100......................................  7.250   05/15/2000      539,880
      500,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                    (Children's Hosp.), Prerefunded @ 102..................  7.450   11/15/2000      557,615
      500,000  Franklin Co., OH, Convention Fac. Auth. Tax & Lease Rev.,
                    Prerefunded @ 102......................................  7.000   12/01/2000      551,635
      500,000  Fairfield Co., OH, Hosp. Fac. Rev.
                    (Lancaster-Fairfield Hosp.), Prerefunded @ 102.........  7.100   06/15/2001      557,150
      250,000  Franklin Co., OH, IDR (1st Community Village Healthcare),
                    Prerefunded @ 101.5.................................... 10.125   08/01/2001      301,623
       30,000  Clermont Co., OH, Hosp. Fac. Rev., Ser. A (Mercy
                    Health Sys.), Prerefunded @ 100........................  7.500   09/01/2001       33,517
      460,000  Westerville, Minerva Park & Blendon, OH, Joint Hosp.
                    Dist. Rev. (St. Ann's), Prerefunded @ 102..............  7.100   09/15/2001      515,048
    1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
                    Prerefunded @ 102......................................  6.733   09/25/2001    1,105,960
    1,310,000  Cuyahoga Co., OH, Hosp. Rev. (Mt. Sinai), Prerefunded @ 102.  6.625   11/15/2001    1,446,974
      500,000  Springfield, OH, LSD GO, Prerefunded @ 102..................  6.600   12/01/2001      555,385
      500,000  Clermont Co., OH, Sewer Sys. Rev., Ser. 1991,
                    Prerefunded @ 102......................................  7.100   12/01/2001      562,770
        5,000  Cleveland, OH, Waterworks Impt. Rev., Prerefunded @ 102.....  6.500   01/01/2002        5,498
       15,000  Summit Co., OH, GO, Ser. A, Prerefunded @ 100...............  6.900   08/01/2002       16,663
       40,000  Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.),
                    Prerefunded @ 100...................................... 10.125   04/01/2003       48,286
      160,000  Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.),
                    Prerefunded @ 100...................................... 10.125   04/01/2003      191,984
      230,000  Summit Co., OH, GO, Ser. A, Prerefunded @ 100...............  6.900   08/01/2003      258,702
      290,000  Northwest, OH, LSD GO.......................................  7.050   12/01/2003      320,760
      290,000  Alliance, OH, CSD GO........................................  6.900   12/01/2006      320,392
      500,000  Cleveland, OH, Waterworks Impt. Rev., Ser. G................  5.500   01/01/2009      521,670
    1,000,000  Franklin Co., OH, Hosp. Impt. Rev. (Holy Cross Health Sys.).  7.625   06/01/2009    1,095,470
      500,000  Mansfield, OH, Hosp. Impt. Rev. (Mansfield General).........  6.700   12/01/2009      543,425
      250,000  Ohio St. Water Dev. Auth. & Impt. Rev. (Pure Water),
                    Escrowed to Maturity...................................  7.000   12/01/2009      287,458
      500,000  Ohio Capital Corp. MFH Rev..................................  7.500   01/01/2010      532,175
      500,000  Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A..............  6.400   10/15/2010      541,450
      500,000  Montgomery Co., OH, Solid Waste Rev.........................  5.350   11/01/2010      503,910
      500,000  Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.).  6.750   11/15/2010      543,465
      500,000  St. Mary's, OH, Elec. Sys. Rev..............................  7.150   12/01/2010      553,995
    1,000,000  Canton, OH, Waterworks Sys. GO, Ser. 1995...................  5.750   12/01/2010    1,044,590
      495,000  Cleveland, OH, Waterworks Impt. Rev., Ser. F (First Mtg.)...  6.500   01/01/2011      536,501
    1,000,000  Ohio St. Water Dev. Auth. Rev...............................  5.300   06/01/2011    1,001,940
      265,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
                    Escrowed to Maturity...................................  9.000   06/01/2011      296,721
      535,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.000   09/01/2011      565,827
      365,000  Bexley, OH, CSD GO..........................................  7.125   12/01/2011      436,967
      500,000  Greene Co., OH, Water Sys. Rev..............................  6.850   12/01/2011      550,150
      600,000  Westerville, OH, Water Sys. Impt. GO........................  6.450   12/01/2011      653,898
      500,000  Stark Co., OH, GO...........................................  7.050   12/01/2011      545,890
      500,000  Strongsville, OH, CSD GO....................................  5.350   12/01/2011      510,580
      500,000  Maple Heights, OH, GO.......................................  7.000   12/01/2011      552,050
      530,000  Urbana, OH, Wastewater Sys. Impt. GO........................  7.050   12/01/2011      593,945
      760,000  Springboro, OH, CSD GO......................................  6.000   12/01/2011      828,385
      500,000  Cleveland, OH, GO, Ser. A...................................  6.375   07/01/2012      542,310
      255,000  Summit Co., OH, GO, Ser. A..................................  6.900   08/01/2012      279,141
    1,095,000  West Clermont, OH, LSD GO...................................  6.900   12/01/2012    1,240,405
      500,000  Brunswick, OH, CSD GO.......................................  6.900   12/01/2012      550,080


OHIO INSURED TAX-FREE FUND  (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 98.3%          RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    500,000  Summit Co., OH, GO..........................................  6.625%  12/01/2012  $   545,920
      500,000  Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)...........  7.250   12/01/2012      549,015
      500,000  Worthington, OH, CSD GO.....................................  6.375   12/01/2012      540,890
      500,000  Strongsville, OH, CSD GO....................................  5.375   12/01/2012      509,980
      500,000  Warrensville Heights, OH, GO................................  6.400   12/01/2012      544,735
    1,000,000  Hamilton Co., OH, Hosp. Fac. Rev., Ser. D (Children's
                    Hosp. Medical Ctr.)....................................  5.000   05/15/2013      961,780
      330,000  Ohio HFA SFM Rev., Ser. 1990D...............................  7.500   09/01/2013      347,474
      500,000  Ohio St. Bldg. Auth. Rev., Ser. 1994A (Juvenile
                    Correctional Bldg.)....................................  6.600   10/01/2014      554,460
      500,000  Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.)..............  7.000   10/15/2014      542,750
    1,000,000  Ohio St. Higher Educ. Fac. Rev. (John Carroll Univ.)........  5.300   11/15/2014      986,760
      530,000  Ottawa Co., OH, GO..........................................  5.750   12/01/2014      545,031
      290,000  Garfield Heights, OH, GO....................................  6.300   12/01/2014      315,250
      460,000  Bedford Heights, OH, GO.....................................  6.500   12/01/2014      508,084
    1,000,000  Portage Co., OH, GO.........................................  6.200   12/01/2014    1,072,910
    1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.).......  5.875   09/01/2015    1,026,640
      600,000  Toledo-Lucas Co., OH, Convention Ctr. Rev...................  5.700   10/01/2015      615,486
    1,750,000  Dayton, OH, Airport Rev. (James M. Cox Dayton
                    Intl. Airport).........................................  5.250   12/01/2015    1,717,520
    1,000,000  Buckeye Valley, OH, LSD GO..................................  6.850   12/01/2015    1,163,970
      500,000  Delaware, OH, CSD GO........................................  5.750   12/01/2015      511,280
      500,000  Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)...........  6.750   12/01/2015      549,720
    1,420,000  Stow, OH, Safety Center Const., GO..........................  6.150   12/01/2015    1,508,594
    1,700,000  Massillon, OH, GO...........................................  6.625   12/01/2015    1,886,694
    1,000,000  Tuscarawas, OH, LSD GO, Ser. 1995...........................  6.600   12/01/2015    1,108,130
      750,000  Columbus-Polaris Hsg. Corp. Ohio Mtg. Rev.,
                    Prerefunded @100.......................................  7.400   01/01/2016      852,645
      500,000  Cleveland, OH, Waterworks Impt. Rev.........................  6.250   01/01/2016      531,260
      500,000  Ohio St. Air Quality Dev. Auth. Rev. (Ohio Edison)..........  7.450   03/01/2016      543,170
      996,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.050   09/01/2016    1,051,417
      361,000  Ohio HFA SFM Rev., Ser. 1990F...............................  7.600   09/01/2016      381,353
      500,000  Celina, OH, Wastewater Sys. Mtg. Rev........................  6.550   11/01/2016      539,750
      750,000  Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.).........  6.250   11/15/2016      785,055
    1,000,000  Cleveland, OH, Public Power Sys. Rev........................  7.000   11/15/2016    1,141,920
      590,000  Garfield Heights, OH, GO....................................  7.050   12/01/2016      644,150
    1,000,000  North Olmsted, OH, GO.......................................  5.000   12/01/2016      951,050
      815,000  Butler Co., OH, GO..........................................  5.750   12/01/2016      831,602
      705,000  Big Walnut, OH, LSD GO (Community Library Proj.)............  6.650   12/01/2016      775,683
    1,000,000  Greater Cleveland, OH, Regional Transit Auth. GO............  5.650   12/01/2016    1,011,700
      800,000  Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.)........  5.600   04/01/2017      806,784
      760,000  Puerto Rico Electric Power Auth. Rev., Ser. A...............  5.250   07/01/2017      744,336
    1,000,000  Lorain Co., OH, Hosp. Rev. (Catholic Health Care Partners)..  5.625   09/01/2017    1,007,370
      850,000  Alliance, OH, Waterworks Sys. Rev...........................  6.650   10/15/2017      927,247
      500,000  Toledo, OH, Sewer Sys. Rev..................................  6.350   11/15/2017      541,980
      675,000  Reynoldsburg, OH, CSD GO....................................  6.550   12/01/2017      739,490
      500,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1990B
                    (Ohio Edison)..........................................  7.100   06/01/2018      541,370
      500,000  Seneca Co., OH, GO (Jail Fac.)..............................  6.500   12/01/2018      544,340
    1,000,000  S. Euclid-Lyndhurst, OH, CSD GO, Ser. 1996..................  6.400   12/01/2018    1,095,250
      500,000  Newark, OH, Water Sys. Impt. Rev............................  6.000   12/01/2018      518,005
      500,000  Franklin Co., OH, Hosp. Rev., Ser. 1991 (Mt. Carmel)........  6.750   06/01/2019      542,590
      500,000  Crawford Co., OH, GO........................................  6.750   12/01/2019      556,630
      360,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.).............  6.250   01/15/2020      375,660
      500,000  Lucas Co., OH, Hosp. Impt. Rev. (St. Vincent's Hosp.).......  6.750   08/15/2020      538,385
    1,000,000  Ohio St. Air Quality Dev. Rev., Ser. 1985A
                    (Columbus Southern Power)..............................  6.375   12/01/2020    1,082,310
    1,750,000  Celina, OH, CSD GO..........................................  5.250   12/01/2020    1,681,575


OHIO INSURED TAX-FREE FUND (Continued)
===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 98.3%          RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    200,000  Montgomery Co., OH, Hosp. Rev. (Sisters of Charity).........  6.625%  05/15/2021  $   214,244
       15,000  Puerto Rico HFC SFM Rev., Ser. A ...........................  7.800   10/15/2021       15,380
    1,220,000  Butler Co., OH, Sewer Sys. Rev..............................  5.250   12/01/2021    1,169,748
    1,000,000  Kent St. Univ. General Receipts Rev.........................  6.500   05/01/2022    1,082,540
      160,000  Puerto Rico HFC Rev.........................................  6.850   10/15/2023      167,687
    1,000,000  Springboro, OH, CSD GO......................................  5.100   12/01/2023      947,230
    1,000,000  West Holmes, OH, LSD GO.....................................  5.375   12/01/2023      974,490
    2,500,000  Cleveland, OH, Public Power Sys. Rev., Ser. 1...............  5.000   11/15/2024    2,320,700
    1,000,000  Ohio St. Air Quality Dev. Auth. Rev. (Penn Power)...........  6.450   05/01/2027    1,079,520
--------------                                                                                   ------------
 $ 70,037,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $69,512,058)................................                      $74,212,287
                                                                                                 ------------

===================================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 0.9%                 RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $    100,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985B............  5.500%  07/01/1997  $   100,000
      570,000  Cuyahoga Co., OH, Hosp. Impt. Rev. (Univ. Hosp. Cleveland)..  4.200   07/01/1997      570,000
--------------                                                                                   ------------
 $    670,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $670,000)...................................                      $   670,000
                                                                                                 ------------
 $ 70,707,000  TOTAL INVESTMENTS AT VALUE-- 99.2%
==============
               (Amortized Cost $70,182,058)................................                      $74,882,287

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ...............                          572,900
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $75,455,187
                                                                                                 ============

NOTES TO PORTFOLIOS OF INVESTMENTS June 30, 1997
===============================================================================
Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 1997.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB -  Adjustable Rate Put Bonds
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDA - Economic Development Authority
EDR - Economic Development
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue

ISD - Independent School District
LSD - Local School District
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
TRANS - Tax Revenue Anticipation Notes
USD - Unified School District
VRDN - Variable Rate Demand Notes

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
===============================================================================
Arthur Andersen LLP

To the Shareholders and Board of Trustees of Countrywide Tax-Free Trust (formerly Midwest Group Tax Free Trust):

We have audited the accompanying statements of assets and liabilities of the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund (formerly Royal Palm Florida Tax-Free Money Fund), Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund of the Countrywide Tax-Free Trust (a Massachusetts business trust), including the portfolios of investments, as of June 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund of the Countrywide Tax-Free Trust as of June 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.


/s/ Arthur Andersen LLP
Cincinnati, Ohio,
August 4, 1997

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
February 28, 1997 (Unaudited)
===============================================================================
On February 28, 1997, a Special Meeting of Shareholders of the Trust was held
(1) to approve or disapprove a new investment advisory agreement with Countrywide Investments, Inc. (formerly Midwest Group Financial Services, Inc.),
(2) to elect eight trustees and (3) to ratify or reject the selection of Arthur Andersen LLP as the Trust's independent public accountants for the current fiscal year. The total number of shares of the Trust present by proxy represented 73.6% of the shares entitled to vote at the meeting.
Each of the matters submitted to shareholders was approved.

The results of the voting for or against the approval of the new investment advisory agreement by each Fund follows:


-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Number of Shares
                                                    For                 Against                 Abstain
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Fund                          25,115,622.200          445,674.940             727,046.050
California Tax-Free Money Fund               32,987,445.770           60,870.730             170,862.090
Ohio Tax-Free Money Fund                    192,287,347.050        1,767,190.110           1,212,383.020
Florida Tax-Free Money Fund                  40,192,861.940                   --             212,899.750
Tax-Free Intermediate Term Fund               3,962,111.572           31,383.686             386,297.917
Ohio Insured Tax-Free Fund                    4,091,196.523           72,837.433             247,000.150
-----------------------------------------------------------------------------------------------------------------------------------

The results of the voting for the election of trustees follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Withhold
     Nominees                                  For Election            Authority                Status
-----------------------------------------------------------------------------------------------------------------------------------
Donald L. Bogdon, M.D.                       301,097,986.596         2,873,044.335          New Trustee
John R. Delfino                              302,110,178.726         1,860,852.205          New Trustee
H. Jerome Lerner                             302,101,778.163         1,869,252.768          Incumbent
Robert H. Leshner                            302,070,400.086         1,900,630.845          Incumbent
Angelo R. Mozilo                             301,122,746.216         2,848,284.715          New Trustee
Oscar P. Robertson                           300,942,417.774         3,028,613.157          Incumbent
John F. Seymour, Jr.                         301,038,801.576         2,932,229.355          New Trustee
Sebastiano Sterpa                            301,121,761.916         2,849,269.015          New Trustee
-----------------------------------------------------------------------------------------------------------------------------------

The results of the voting for or against the ratification of Arthur Andersen LLP as independent public accountants by each Fund follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Number of Shares
                                                    For                 Against                 Abstain
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Fund                          25,625,027.910          286,977,880             376,337.400
California Tax-Free Money Fund               33,154,401.010           55,799.840               8,977.740
Ohio Tax-Free Money Fund                    192,902,190.560          875,777.430           1,488,952.190
Florida Tax-Free Money Fund                  40,368,453.390                   --              37,308.300
Tax-Free Intermediate Term Fund               4,239,312.650           15,926.693             124,553.832
Ohio Insured Tax-Free Fund                    4,295,133.611           25,321.159              90,579.336
-----------------------------------------------------------------------------------------------------------------------------------